AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON

MARCH 20, 2013

SECURITIES ACT FILE NO. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

SCHRODER SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue, 22nd Floor

New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

(212) 641-3800

(Registrant’s Area Code and Telephone Number)

Carin F. Muhlbaum, Esq.
Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor,
New York, New York 10022

(Name and Address of Agent for Service)

With a copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TITLE OF SECURITIES BEING REGISTERED:

Investor shares of Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax-Aware Value Bond Fund, two series of the Registrant.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective on April 18, 2013 pursuant to Rule 488 under the Securities Act of 1933.

STW Long Duration Investment-Grade Bond Fund

STW Broad Tax-Aware Value Bond Fund

COMBINED PROXY STATEMENT/PROSPECTUS

[ ], 2013

This is a brief overview of the reorganization and certain other actions proposed for your fund. We encourage you to read the full text of the enclosed combined proxy statement/prospectus.

Q: What is being proposed?

Shareholders of the STW Long Duration Investment-Grade Bond Fund and the STW Broad Tax-Aware Value Bond Fund are being asked to vote on the reorganization (a “Reorganization”) of one or both funds (each a “Target Fund” and together, the “Target Funds”) into newly-formed corresponding funds sponsored by Schroder Investment Management North America Inc. (each an “Acquiring Fund” and together, the “Acquiring Funds”), as noted in the table below:

Target Fund	Acquiring Fund
STW Long Duration Investment-Grade Bond Fund	Schroder Long Duration Investment-Grade Bond Fund
STW Broad Tax-Aware Value Bond Fund	Schroder Broad Tax-Aware Value Bond Fund

If the Reorganization of your Target Fund is approved by shareholders and the other closing conditions are met, your shares of the Target Fund will, in effect, be converted into shares of the corresponding Acquiring Fund with the same aggregate net asset value as that of your Target Fund shares at the time of the Reorganization. (The Target Funds and the Acquiring Funds are referred to individually or collectively as a “Fund” or the “Funds.”) While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value.

The shareholders of the Target Funds are separately being asked to approve a new advisory agreement (the “Advisory Agreement”) between The Advisors’ Inner Circle Fund II, on behalf each Target Fund, and STW Fixed Income Management LLC (“STW”) so that STW may receive advisory fees held in escrow for services provided to the Target Funds during the period beginning on the closing date of the Transaction (defined below) and ending on the earlier of the closing date of the Reorganizations or 150 days following the closing date of the Transaction.

Q: Why are the Reorganizations being proposed?

On December 17, 2012, STW, the Target Funds’ investment adviser, announced that it had entered into a purchase agreement with Schroder U.S. Holdings Inc. (“SUSHI”), the parent company of Schroder Investment Management North America Inc. (“SIMNA”), pursuant to which SUSHI agreed to acquire all of the outstanding interests in STW (the “Transaction”). The proposed Reorganizations are intended to align the organizational structure of the mutual funds advised by STW with that of the mutual funds advised by SIMNA.  STW will serve as subadviser to the Acquiring Funds and it is not anticipated that the Reorganizations will result in any change to the personnel responsible for day-to-day management of the Funds.

Q: Are there costs or tax consequences of the Reorganizations?

You will not pay any sales charges or expenses in connection with the Reorganizations. Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not, and the Target Fund generally will not recognize any gain or loss as a direct result of a Reorganization.

Q: Will there be any changes to my fees and expenses as a result of the Reorganizations?

It is expected that, following the proposed Reorganizations, the expenses borne by Target Fund shareholders would generally be the same as or lower than the expenses they currently bear, as described in detail in the combined proxy statement/prospectus under “Reorganization Proposals — Summary — Fees and Expenses.”  In addition, SIMNA has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for each Target Fund from exceeding 0.46% of the Target Fund’s average daily net assets until November 29, 2014, the same rate as that of the fee waiver/expense reimbursement arrangement currently in place with STW for the Target Funds.

Q: If approved, when will the Reorganizations happen?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close [before the end of the second quarter of 2013].

Q: Why am I being asked to vote on the Advisory Agreement?

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction will constitute a change of control of STW that will result in the assignment and automatic termination of the prior advisory agreement between STW and The Advisors’ Inner Circle Fund II, on behalf of the Target Funds (the “Previous Advisory Agreement”).  As a result, the Board of Trustees of The Advisors’ Inner Circle Fund II (the “Board”) has approved an interim advisory agreement between STW and The Advisors’ Inner Circle Fund II, on behalf of Target Funds, (the “Interim Advisory Agreement”), to take effect on the closing date of the Transaction, and to remain in effect until the earlier of the closing date of the Reorganization or 150 days following the closing date of the Transaction.  Pursuant to Rule 15a-4 under the 1940 Act, compensation earned by STW under the Interim Advisory Agreement is being held in escrow.  The terms of the Interim Advisory Agreement, including the amount of compensation payable to STW, are substantially identical to the terms of the Previous Advisory Agreement, except for the effective date, termination date and fee escrow provisions.  Approval of the new advisory agreement with STW (the “Advisory Agreement”), which is also substantially identical to the Previous Advisory Agreement, by the Target Funds’ shareholders is necessary for STW to receive the amounts held in escrow for its services provided to the Target Funds under the Interim Advisory Agreement. If the Reorganizations are approved, the Advisory Agreement will only remain in effect until the closing of the Reorganizations.

Q: How does my Board recommend that I vote?

After careful consideration, your Board recommends that you vote FOR the Reorganization of your Target Fund.

The Board of your Target Fund believes that reorganizing your Target Fund into an investment company with substantially similar investment policies that is part of the Schroders family of funds and is subadvised by STW offers you potential benefits. These potential benefits include:

•         Potential to attract additional assets, which may reduce per share operating expenses in the long term;

•         Continuity of portfolio management, since STW will be subadviser to the Target Funds; and

•         SIMNA’s experience and resources in managing mutual funds.

After careful consideration, your Board recommends that you vote FOR the Advisory Agreement.  The Board of your Target Fund believes that approving the Advisory Agreement will provide a fair and equitable means for STW to receive compensation it earned under the Interim Advisory Agreement in accordance with the provisions of Rule 15a-4 under the 1940 Act.

Q: How can I vote?

You can vote in one of four ways:

•         By telephone (call the toll free number listed on your proxy card)

•         By internet (log on to the internet site listed on your proxy card)

•         By mail (using the enclosed postage prepaid envelope)

•         In person at the shareholder meeting scheduled to occur at 10:00 a.m. on [June 10, 2013].

The deadline for voting by telephone or internet is [11:59 E.T. on June 9, 2013]. We encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, internet or mail.

2

Q: Is my vote important?

Absolutely! While the Board of each Fund has reviewed its proposed Reorganization and the Advisory Agreement and recommends that you approve them, these proposals cannot go forward without the approval of shareholders. Until a Fund is sure that sufficient votes have been obtained to approve or disapprove the proposed Reorganization and the proposed Advisory Agreement, it will continue to contact shareholders asking them to vote.

We encourage you to read the full text of the enclosed combined proxy statement/prospectus to obtain a more detailed understanding of the issues relating to each proposed Reorganization and the proposed Advisory Agreement.

Q: Whom should I call if I have questions?

If you have questions about any of the proposals described in the combined proxy statement/prospectus, please call the Target Funds, toll free at 1-855-STW-FUND (1-855-789-3863).  If you have any questions about voting procedures, please call the number listed on your proxy card.  Shareholders of Target Funds for which a Reorganization is effected within 60 days following the completion of its fiscal year or half year may call 1-855-STW-FUND (1-855-789-3863) to request a copy of the Target Fund’s final report to shareholders for that period.

3

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

The Advisors’ Inner Circle Fund II

STW Long Duration Investment-Grade Bond Fund

STW Broad Tax-Aware Value Bond Fund

To be held [June 10, 2013]

A Joint Special Meeting of Shareholders (the “Meeting”) of each of the funds listed above (each a “Target Fund”) will be held at 10:00 a.m. on [June 10, 2013], at the offices of the Target Funds’ administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456. At the Meeting, shareholders will consider the following proposals with respect to their Target Fund:

Proposals 1-2

To approve the Agreement and Plan of Reorganization (the “Agreement”) by and among Schroder Series Trust, on behalf of its Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax-Aware Value Bond Fund series, The Advisors’ Inner Circle Fund II, on behalf of its STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund series, and Schroder Investment Management North America Inc. (“SIMNA”), pursuant to which each Target Fund will transfer all of its assets to the corresponding buying fund, as indicated below (each an “Acquiring Fund”), in exchange for Investor Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. Shares of the Acquiring Fund will be distributed proportionately to shareholders of the Target Fund.

Shareholders of each Target Fund will vote separately on the Reorganizations, as shown below.

Target Fund	Acquiring Fund	Proposal #
STW Long Duration Investment-Grade Bond Fund	Schroder Long Duration Investment-Grade Bond Fund	1
STW Broad Tax-Aware Value Bond Fund	Schroder Broad Tax-Aware Value Bond Fund	2

Proposals 3-4

To approve an advisory agreement between STW Fixed Income Management LLC (“STW”) and The Advisors’ Inner Circle Fund II, on behalf of each Target Fund (the “Advisory Agreement”).

Shareholders of each Target Fund will vote separately on the Advisory Agreement, as shown below.

Target Fund	Proposal #
STW Long Duration Investment-Grade Bond Fund	3
STW Broad Tax-Aware Value Bond Fund	4

Please take some time to read the enclosed combined proxy statement/prospectus. It discusses these proposals in more detail. If you were a shareholder as of the close of business on [April 15, 2013], you may vote at the Meeting or at any adjournment or postponement of the Meeting. You are welcome to attend the Meeting in person. If you cannot attend in person, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call the Target Funds at 1-855-STW-FUND (1-855-789-3863). It is important that you vote. The board of trustees of each Target Fund recommends that you vote FOR its Reorganization and FOR the Advisory Agreement.

By order of the boards of trustees

/s/ Michael Beattie

Michael Beattie

President
[ ], 2013

4

STW Long Duration Investment-Grade Bond Fund

STW Broad Tax-Aware Value Bond Fund

COMBINED PROXY STATEMENT/PROSPECTUS

Dated [ ], 2013

This document is a proxy statement for each Target Fund (as defined below) and a prospectus for each Acquiring Fund (as defined below). The address and telephone number of each Target Fund is c/o The Advisors’ Inner Circle Fund II, P.O. Box 219009, Kansas City, MO 64121 and (855) 789-3863. The address and telephone number of each Acquiring Fund is 875 Third Avenue, 22nd Floor, New York, NY 10022 and (800) 464-3108. This combined proxy statement/prospectus and the enclosed proxy card were first mailed to shareholders of each Target Fund beginning on or about [April 23, 2013]. This combined proxy statement/prospectus contains information you should know before voting on the following proposals with respect to your Target Fund, as indicated below. You should retain this document for future reference.

Proposals 1-2

To approve the Agreement and Plan of Reorganization (the “Agreement”) by and among Schroder Series Trust, on behalf of its Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax-Aware Value Bond Fund series (each, an “Acquiring Fund”), The Advisors’ Inner Circle Fund II, on behalf of its STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund series (each, a “Target Fund”), and Schroder Investment Management North America Inc. (“SIMNA”).  Under the Agreement, each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for Investor Shares of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. Shares of the Acquiring Fund will be distributed proportionately to shareholders of the Target Fund.

Shareholders of each Target Fund will vote separately on the Reorganizations, as shown below.

Target Fund (Institutional Shares)	Acquiring Fund (Investor Shares)	Proposal #
STW Long Duration Investment-Grade Bond Fund	Schroder Long Duration Investment-Grade Bond Fund	1
STW Broad Tax-Aware Value Bond Fund	Schroder Broad Tax-Aware Value Bond Fund	2

Proposals 3-4

To approve an advisory agreement between STW Fixed Income Management LLC (“STW”) and The Advisors’ Inner Circle Fund II, on behalf of each Target Fund (the “Advisory Agreement”).

Shareholders of each Target Fund will vote separately on the Advisory Agreement, as shown below.

Target Fund	Proposal #
STW Long Duration Investment-Grade Bond Fund	3
STW Broad Tax-Aware Value Bond Fund	4

The proposals will be considered by shareholders who owned shares of the Target Funds on [April 15, 2013] at a joint special meeting of shareholders (the “Meeting”) that will be held at 10:00 a.m. on [June 10, 2013], at the offices of the Target Funds’ administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Each of the Target Funds and the Acquiring Funds (each a “Fund” and collectively, the “Funds”) is a registered open-end management investment company (or a series thereof).

Although the board of trustees (the “Board”) of each Target Fund* recommends that shareholders approve the reorganization of the Target Fund into the corresponding Acquiring Fund (each a “Reorganization”), the Reorganization of each Target Fund is not conditioned upon the Reorganization of the other Target Fund. Accordingly, if shareholders of one Target Fund approve its Reorganization, but shareholders of the second Target Fund do not approve the second Target Fund’s Reorganization, it is expected that the Reorganization of the first Target Fund will take place as described in this combined proxy statement/prospectus. If shareholders

*  References to the Board of a Target Fund refer to the Board of The Advisors’ Inner Circle Fund II, of which the Target Fund is a series.

5

of either Target Fund fail to approve its Reorganization, the Board of such Target Fund will consider what other actions, if any, may be appropriate.

Similarly, although the Board of each Target Fund recommends that shareholders approve the Advisory Agreement, the approval of the Advisory Agreement as it relates to each Target Fund is not conditioned upon the approval of the Advisory Agreement by the Target Fund.  Accordingly, if shareholders of one Target Fund approve the Advisory Agreement, but the shareholders of the second Target Fund do not approve the Advisory Agreement, it is expected that the first Target Fund will operate under the Advisory Agreement as described in this combined proxy statement/prospectus.  Approval of the Advisory Agreement by the Target Funds’ shareholders is necessary for STW to receive amounts held in escrow pursuant to an interim advisory agreement between STW and The Advisors’ Inner Circle Fund II, on behalf of the Target Funds (the “Interim Advisory Agreement”).  If the Reorganizations are approved, the Advisory Agreement will only remain in effect until the closing of the Reorganizations.  If shareholders of either Target Fund fail to approve the Advisory Agreement, STW would receive the lesser of any costs incurred in performing services under the Interim Advisory Agreement (plus interest earned on that amount while in escrow) or the total amount in the escrow account (plus interest earned) with respect to that Target Fund.

How Each Reorganization Will Work

•         Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund (“Acquisition Shares”) and the assumption by the Acquiring Fund of all of the Target Fund’s liabilities.

•         Each Acquiring Fund will issue Acquisition Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Target Fund, less the liabilities it assumes from the corresponding Target Fund. The Acquisition Shares will be distributed to the shareholders of the Target Fund in liquidation of the Target Fund in proportion to their holdings in the Target Fund. Accordingly, holders of shares of a Target Fund will receive shares of the corresponding Acquiring Fund with the same aggregate net asset value as their Target Fund shares at the time of the Reorganization. You will not pay any sales charge in connection with the receipt or distribution of Acquisition Shares.

•         Reorganization costs will be borne by SIMNA and/or William H. Williams, the principal of STW. Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not, and the Target Fund generally will not recognize any gain or loss as a direct result of a Reorganization.

6

Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this combined proxy statement/prospectus by reference (meaning that they are legally considered a part of this proxy statement/prospectus):

•         the Statement of Additional Information of the Acquiring Funds relating to the Reorganizations (the “Merger SAI”), dated [   ], 2013;

STW Long Duration Investment-Grade Bond Fund

•         the prospectus of STW Long Duration Investment-Grade Bond Fund, dated November 28, 2012, as supplemented to date;

•         the Statement of Additional Information of STW Long Duration Investment-Grade Bond Fund, dated November 28, 2012, as supplemented to date;

•         the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of STW Long Duration Investment-Grade Bond Fund for the year ended July 31, 2012 and the unaudited financial highlights and financial statements included in the Semi-Annual Report to shareholders for the period ended January 31, 2013; and

STW Broad Tax-Aware Value Bond Fund

•         the prospectus of STW Broad Tax-Aware Value Bond Fund, dated November 28, 2012, as supplemented to date;

•         the Statement of Additional Information of STW Broad Tax-Aware Value Bond Fund, dated November 28, 2012, as supplemented to date;

•         the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of STW Broad Tax-Aware Value Bond Fund for the year ended July 31, 2012 and the unaudited financial highlights and financial statements included in the Semi-Annual Report to shareholders for the period ended January 31, 2013;

For a free copy of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Target Fund at 1-855-STW-FUND (1-855-789-3863).

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

As with all open-end mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

7

i

SECTION A — REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Target Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Target Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the Reorganization of their Target Fund into the corresponding Acquiring Fund.

The following is a summary. More complete information appears later in this combined proxy statement/prospectus. You should read the entire combined proxy statement/prospectus and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work

•         Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for Acquisition Shares and the assumption by the corresponding Acquiring Fund of all of the Target Fund’s liabilities.

•         Each Acquiring Fund will issue Acquisition Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Target Fund, less the liabilities it assumes from the corresponding Target Fund. Acquisition Shares of each Acquiring Fund will be distributed to the shareholders of the corresponding Target Fund in proportion to their holdings of such Target Fund. Accordingly, holders of shares of a Target Fund will receive shares of the corresponding Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of their Target Fund shares at the time of the Reorganization.

•         As part of the Reorganization of your Target Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Target Fund account may be transferred to your new Acquiring Fund account. Please contact your financial intermediary for additional details.

•         No shareholders of any Target Fund will pay any sales charge to the Target Fund, Acquiring Fund or any of their affiliates in connection with acquiring Acquisition Shares.

•         After a Reorganization is completed, Target Fund shareholders will be shareholders of the corresponding Acquiring Fund, and the Target Fund will be dissolved.

Tax Consequences

Each Reorganization is expected to be tax-free for U.S. federal income tax purposes and will not take place unless the Target Fund and the corresponding Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that it will be tax-free, as described in more detail in the section entitled “Tax Status of the Reorganizations.” Accordingly, it is expected that Target Fund shareholders will not, and the Target Fund generally will not recognize any gain or loss as a direct result of a Reorganization. At any time prior to a Reorganization, a shareholder may redeem shares of a Target Fund. This would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Target Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the non-taxable account.

The Target Fund shareholders’ aggregate tax basis in the Acquisition Shares is expected to carry over from the shareholders’ Target Fund shares, and the Target Fund shareholders’ holding period in the Acquisition Shares is expected to include the shareholders’ holding period in the Target Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Tax Status of the Reorganizations.”

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

1

Annual fund operating expense ratios are based on expenses incurred during the most recently completed fiscal year for each Target Fund, and are expressed as a percentage (expense ratio) of average net assets during the period. Because each Acquiring Fund will not commence investment operations until the closing of the Reorganization, each Acquiring Fund’s pro forma expense ratio (assuming consummation of the relevant Reorganization) is the same as such Acquiring Fund’s expense ratio, and is based on the average net assets of the corresponding Target Fund for its most recently completed fiscal year. The Funds have contractual fee waiver and/or expense reimbursement arrangements, as described below.

Proposal 1. Fees and Expenses. Reorganization of STW Long Duration Investment-Grade Bond Fund into Schroder Long Duration Investment-Grade Bond Fund

Current and Pro Forma Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Institutional Shares
STW Long Duration Investment-Grade Bond Fund (Current) (Target Fund)
Management Fees	0.33%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.97%
Less Fee Reductions and/or Expense Reimbursements	(0.51)%

Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)	0.46%

Investor Shares
Schroder Long Duration Investment-Grade Bond Fund (Current) (Acquiring Fund)
Management Fees	0.33%
Other Expenses(2)	0.64%
Total Annual Fund Operating Expenses	0.97%
Less Fee Reductions and/or Expense Reimbursements	(0.51)%

Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	0.46%

Investor Shares
Schroder Long Duration Investment-Grade Bond Fund (Pro Forma) (Acquiring Fund)
Management Fees	0.33%
Other Expenses(2)	0.64%
Total Annual Fund Operating Expenses	0.97%
Less Fee Reductions and/or Expense Reimbursements	(0.51)%

Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	0.46%

(1)          STW has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 0.46% of the Fund’s Institutional Shares’ average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for STW to reduce fees and make expense reimbursements, STW may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by STW, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of the business on November 29, 2014.

(2)          Other Expenses are based on estimated amounts for the Acquiring Fund’s first year.

(3)          In order to limit the Fund’s expenses, SIMNA has contractually agreed through November 29, 2014 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Investor Shares, exceed 0.46% of Investor Shares’ average daily net assets.  The expense limitation may only be terminated during its term by the Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Acquiring Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that

2

each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
STW Long Duration Investment-Grade Bond Fund (Current) (Target Fund)
Institutional Shares	$47	$204	$434	$1,094

Schroder Long Duration Investment-Grade Bond Fund (Current) (Acquiring Fund)
Investor Shares	$47	$204	$434	$1,094

Schroder Long Duration Investment-Grade Bond Fund (Pro Forma) (Acquiring Fund)
Investor Shares	$47	$204	$434	$1,094

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance.  No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations.  During the most recent fiscal year, the Target Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
STW Long Duration Investment-Grade Bond Fund (Target Fund)	66%

Proposal 2. Fees and Expenses. Reorganization of STW Broad Tax-Aware Value Bond Fund into Schroder Broad Tax-Aware Value Bond Fund

Current and Pro Forma Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Institutional Shares
STW Broad Tax-Aware Value Bond Fund (Current) (Target Fund)
Management Fees	0.33%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.78%
Less Fee Reductions and/or Expense Reimbursements	(0.32)%

Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)	0.46%

Investor Shares
Schroder Broad Tax-Aware Value Bond Fund (Current) (Acquiring Fund)
Management Fees	0.33%
Other Expenses(2)	0.45%
Total Annual Fund Operating Expenses	0.78%
Less Fee Reductions and/or Expense Reimbursements	(0.32)%

Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	0.46%

3

Investor Shares
Schroder Broad Tax-Aware Value Bond Fund (Pro Forma) (Acquiring Fund)
Management Fees	0.33%
Other Expenses(2)	0.45%
Total Annual Fund Operating Expenses	0.78%
Less Fee Reductions and/or Expense Reimbursements	(0.32)%

Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	0.46%

(1)          STW has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 0.46% of the Fund’s Institutional Shares’ average daily net assets until November 29, 2014. In addition, if at any point it becomes unnecessary for STW to reduce fees and make expense reimbursements, STW may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.46% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by STW, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of the business on November 29, 2014.

(2)          Other Expenses are based on estimated amounts for the Acquiring Fund’s first year.

(3)          In order to limit the Fund’s expenses, SIMNA has contractually agreed through November 29, 2014 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Investor Shares, exceed 0.46% of Investor Shares’ average daily net assets.  The expense limitation may only be terminated during its term by the Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Acquiring Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
STW Broad Tax-Aware Value Bond Fund (Current) (Target Fund)
Institutional Shares	$47	$183	$369	$905

Schroder Broad Tax-Aware Value Bond Fund (Current) (Acquiring Fund)
Investor Shares	$47	$183	$369	$905

Schroder Broad Tax-Aware Value Bond Fund (Pro Forma) (Acquiring Fund)
Investor Shares	$47	$183	$369	$905

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance.  No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations.  During the most recent fiscal year, the Target Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
STW Broad Tax-Aware Value Bond Fund (Target Fund)	43%

4

COMPARISON OF OBJECTIVES, STRATEGIES AND RISKS

Comparison of the Target Funds and the Acquiring Funds

•         Each Target Fund has STW Fixed Income Management LLC (“STW”) as its investment manager; each Acquiring Fund has SIMNA as its investment manager and STW as its subadviser.

•         The Target Funds and the Acquiring Funds have generally similar policies for buying and selling shares, although each Acquiring Fund has (i) a lower minimum initial investment ($250,000, contrasted with $1 million for the Target Funds), (ii) a lower threshold for involuntary redemptions ($2,000, contrasted with $100,000 for the Target Funds), (iii) broader exchange privileges that allow for exchanges with a greater number of funds and (iv) an automatic share purchase program, unlike the Target Funds. Please see Exhibit A for a description of these policies for the Acquiring Funds.

•         Both the Target Funds and Acquiring Funds are structured as series of an open-end management investment company, organized as series of a Massachusetts business trust. Please see Exhibit B to this combined proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Target Funds and shareholders of the Acquiring Funds.

Comparison of Investment Objectives

The investment objectives of STW Long Duration Investment-Grade Bond Fund and Schroder Long Duration Investment-Grade Bond Fund are the same, as each Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Barclays Capital Long Government/Credit Bond Index.

The investment objectives of STW Broad Tax-Aware Value Bond Fund and Schroder Broad Tax-Aware Value Bond Fund are the same, as each Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, a composite index composed of the Merrill Lynch Large Cap Municipal Securities Index (75%) and the Barclays Capital Long Government Bond Index (25%), on an after-tax basis.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. The investment objective of each of the Funds may be changed without shareholder approval.

Comparison of Principal Investment Strategies

The Target Funds and the Acquiring Funds have similar principal investment strategies. Under normal circumstances, each Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income instruments. The 80% policy of each Fund may be changed by the Fund’s Board upon 60 days’ written notice to shareholders.

Additional information regarding the principal investment strategies of each Fund is set forth below:

Target Funds	Acquiring Funds

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income instruments. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the U.S. Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including “to be announced” transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations.  “Investment-grade” securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income instruments. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The fixed income instruments in which the Fund may invest include, but are not limited to, securities issued or guaranteed by the U.S. Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including “to be announced” transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. “Investment-grade” securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if

5

Target Funds	Acquiring Funds

by STW Fixed Income Management LLC (“STW”), the Fund’s investment adviser, to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply.

unrated, that are determined by Schroder Investment Management North America Inc. (“SIMNA”), the Fund’s investment adviser, or STW, the Fund’s subadviser, to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply.

The Fund may invest without limit in U.S. dollar denominated foreign securities.	The Fund may invest without limit in U.S. dollar denominated foreign securities.

The Fund may invest a portion of its assets in cash and cash equivalents.	The Fund may invest a portion of its assets in cash and cash equivalents.

While STW Long Duration Investment-Grade Bond Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, STW seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of STW Long Duration Investment-Grade Bond Fund’s benchmark, the Barclays Capital Long Government/Credit Bond Index.  As of September 30, 2012, the effective duration of the Barclays Capital Long Government/Credit Bond Index was 14.8 years.  The Fund’s effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price’s sensitivity to a given change in interest rates.

Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates.

While Schroder Long Duration Investment-Grade Bond Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, SIMNA and/or STW seek to maintain an effective portfolio duration that is within +/- 1 year of the duration of Schroder Long Duration Investment-Grade Bond Fund’s benchmark, the Barclays Capital Long Government/Credit Bond Index. As of September 30, 2012, the effective duration of the Barclays Capital Long Government/Credit Bond Index was 14.8 years.  The Fund’s effective duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price’s sensitivity to a given change in interest rates.  Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates.

While STW Broad Tax-Aware Value Bond Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, STW seeks to maintain an effective portfolio duration that is within +/- 1 year of the duration of STW Broad Tax-Aware Value Bond Fund’s benchmark, a composite index composed of the Merrill Lynch Large Cap Municipal Securities Index (75%) and the Barclays Capital Long Government Bond Index (25%). STW calculates the duration for the benchmark by applying an adjustment to the municipal portion of the composite index. Since STW believes tax-exempt municipal bond prices are less sensitive to changes in the general level of interest rates than taxable securities, STW adjusts the duration of the Merrill Lynch Large Cap Municipal Securities Index by multiplying by a factor of 0.7. As of September 30, 2012, the effective duration of the composite index, after STW’s adjustment, was 8.8 years.

While Schroder Broad Tax-Aware Value Bond Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, SIMNA and/or STW seek to maintain an effective portfolio duration that is within +/- 1 year of the duration of Schroder Broad Tax-Aware Value Bond Fund’s benchmark, a composite index composed of the Merrill Lynch Large Cap Municipal Securities Index (75%) and the Barclays Capital Long Government Bond Index (25%). SIMNA and/or STW calculate the duration for the benchmark by applying an adjustment to the municipal portion of the composite index. Since SIMNA and/or STW believe tax-exempt municipal bond prices are less sensitive to changes in the general level of interest rates than taxable securities, SIMNA and/or STW adjust the duration of the Merrill Lynch Large Cap Municipal Securities Index by multiplying by a factor of 0.7. As of September 30, 2012, the effective duration of the composite index, after SIMNA’s and/or STW’s adjustment, was 8.8 years.

STW Broad Tax-Aware Value Bond Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas.	Schroder Broad Tax-Aware Value Bond Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas.

Comparison of Principal Investment Styles

A description of the investment style of each Fund is set forth below. The decision to purchase or sell a security or make investments in a particular sector for the Fund is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, STW, with respect to the Target Funds, and SIMNA and/or STW, with respect to the Acquiring Funds, assess an issue’s historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, STW, with respect to the Target Funds, and SIMNA and/or STW, with respect to the Acquiring Funds, also consider a number of factors including investment guideline compliance, sector exposures, interest rate duration, yield and the relationship between yields and maturity dates.  The importance of these and other factors STW, with respect to the Target Funds, and SIMNA and/or STW, with respect to the Acquiring Funds, consider when

6

purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Additional information about STW Broad Tax-Aware Value Bond Fund’s and Schroder Broad Tax-Aware Value Bond Fund’s investment style. In seeking to achieve the Fund’s investment objective, STW, with respect to the Target Fund, and SIMNA and/or STW, with respect to the Acquiring Fund, employ a tax-aware investing strategy that attempts to realize a total return that exceeds that of the Fund’s benchmark for shareholders, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. STW, with respect to the Target Fund, and SIMNA and/or STW, with respect to the Acquiring Fund, allocates the Fund’s assets among taxable and tax-exempt investments with no limitation on the amount of assets that may be invested in either category. At times, the Fund’s investments in municipal securities may be substantial depending on STW’s and/or SIMNA’s outlook on the market. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas.

It is important to understand that the Funds are not tax-exempt funds and may make both taxable and tax-exempt distributions to shareholders. Among the techniques and strategies used by STW, with respect to the Target Fund, and SIMNA and/or STW, with respect to the Acquiring Fund, in seeking the tax-efficient management of the Fund are the following: investing in municipal securities, the interest from which is exempt from federal income tax (but not necessarily the federal alternative minimum tax (“AMT”) or state income tax); investing in taxable securities where after-tax valuation is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing. When making investment decisions for the Fund, STW, with respect to the Target Fund, and SIMNA and/or STW, with respect to the Acquiring Fund, take into consideration the maximum federal tax rates.

In addition to the foregoing, as part of its tax-aware strategy, the Funds typically sell securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

Differences between each Target Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Acquiring Fund may expose the Target Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Target Fund and the Acquiring Fund is provided under “Comparison of Principal Risks” below.

Comparison of Fundamental Investment Policies

If the Reorganizations occur, the combined Funds will be subject to the fundamental investment policies of the Acquiring Funds. SIMNA does not believe that the differences between the fundamental investment policies of the Target Funds and the Acquiring Funds result in any material difference between the way the Funds have been managed and the way the combined Funds will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Target Funds	Acquiring Funds
Borrowing/ Issuing Senior Securities

The Fund may not borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund may not borrow money, except to the extent permitted by applicable law from time to time.

The Fund may not issue any class of securities which is senior to the Fund’s shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law from time to time.

Lending	The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and	The Fund may not make loans, including to affiliated investment companies, except to the

7

Policy	Target Funds	Acquiring Funds
	regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	extent permitted by applicable law from time to time.

Commodities/Real Estate

The Fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund may not purchase or sell commodities or commodity contracts, except to the extent permitted by applicable law from time to time.

The Fund may not purchase or sell real estate or interests in real estate, including real estate mortgage loans, although the Fund may purchase and sell securities that are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts.(For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

Underwriting

The Fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

Diversification

The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund may not, as to 75% of its total assets, purchase any security (other than Government securities, as such term is defined in the 1940 Act, and securities of other investment companies), if as a result more than 5% of the Fund’s total assets (taken at current value) would then be invested in a single issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer.

Industry Concentration

The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund may not purchase any security (other than Government securities, as such term is defined in the 1940 Act) if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry; for clarity, investments in other investment companies will not be considered to be investments in securities of issuers in any one industry.

Differences between each Target Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of each corresponding Acquiring Fund may expose the Target Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Target Fund and each corresponding Acquiring Fund is provided under “Comparison of Principal Risks” below.

Comparison of Non-Fundamental Investment Policies

If the Reorganizations occur, the combined Funds will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Acquiring Funds. SIMNA does not believe that the differences between the non-fundamental policies of the Funds result in any material difference between the way the Funds have been managed and the way the combined Funds will be managed.

The Funds’ non-fundamental investment policies are set forth below:

8

Policy	Target Funds	Acquiring Funds
Illiquid Securities	The Fund may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund’s net assets.

The Fund may not invest more than 15% of its net assets in securities that are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

Pledging	No stated policy.	The Fund may pledge up to one-third of its assets in connection with permissible borrowings by the Fund.

Control	No stated policy.	The Fund will not invest in other companies for the purpose of exercising control of those companies.

Short Selling	No stated policy.	The Fund may engage in short sales of securities from time to time, although the Fund does not normally invest substantially in short sales.

80% Policy

Under normal circumstances, each Fund may not change its investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. dollar-denominated, investment-grade fixed income instruments. This non-fundamental policy may be changed by the Board of each Fund upon at least 60 days’ written notice to shareholders

No stated policy.

Differences between each Target Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the corresponding Acquiring Fund may expose the Target Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Target Fund and each corresponding Acquiring Fund is provided below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Acquiring Funds and the Target Funds are similar because the Funds have the same investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Acquiring Funds are subject to the principal risks described below. Similarities and material differences between the Acquiring Funds’ principal risks and those of the Target Funds are also identified below.

•         Interest Rate Risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally reduce the value of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. The Target Fund is also subject to this principal risk.

•         Credit Risk. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer’s securities.

Credit risk is generally greater for investments issued at less than their face values and required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit rating agencies base their ratings largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although investment grade investments generally have lower credit risk

9

than investments rated below investment grade, they may share some of the risks of lower-rated investments, including the possibility that the issuers may be unable to make timely payments of interest and principal and thus default.

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities. The Target Fund is also subject to this principal risk.

•         Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in which the Fund invests. The Target Fund is also subject to this principal risk.

•         Inflation/Deflation Risk. Inflation risk is the risk that the Fund’s assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time — the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio. The Target Fund is also subject to this principal risk.

•         Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk (as described above under “Interest Rate Risk”), investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk (as described above under “Credit Risk” and below under “Valuation Risk” and “Liquidity Risk”). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security’s price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The types of mortgages underlying securities held by the Fund may differ and may be affected differently by market factors. For example, the Fund’s investments in residential mortgage-backed securities will likely be affected significantly by factors affecting residential real estate markets and mortgages generally; similarly, investments in commercial mortgage-backed securities will likely be affected significantly by factors affecting commercial real estate markets and mortgages generally.

The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Some mortgage-backed and asset-backed investments receive only the interest portion (“IOs”) or the principal portion (“POs”) of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that the Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for the Fund to buy or sell. The Target Fund is also subject to this principal risk.

•         “To Be Announced” Transactions Risk. A Fund may purchase securities in “to be announced” (“TBA”) transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified

10

until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. The Target Fund is also subject to this principal risk.

•         U.S. Government Securities Risk. U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Although Fannie Mae and Freddie Mac are, as of the date of this Prospectus, under conservatorship by the Federal Housing Finance Agency, and are benefiting from a liquidity backstop of the U.S. Treasury, no assurance can be given that these initiatives will be successful. Investments in these securities are also subject to interest rate risk (as described above under “Interest Rate Risk”), prepayment risk (as described above under “Mortgage and Asset-Backed Securities Risk”), extension risk (as described above under “Extension Risk”), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. The Target Fund is also subject to this principal risk.

•         Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Investments in foreign securities, including emerging market securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Illiquid securities may be highly volatile and difficult to value. The Target Fund is also subject to this principal risk.

•         Municipal Securities Risk. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax. The Target Fund is also subject to this principal risk.

•         Foreign Securities Risk. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

Special tax considerations apply to a Fund’s investments in foreign securities. In determining whether to invest a Fund’s assets in debt securities of foreign issuers, the Fund’s adviser or sub-adviser considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income and/or gains received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income

11

available for distribution to shareholders. In certain circumstances, a Fund may be able to pass through to shareholders credits for foreign taxes paid. Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions. The Target Fund is also subject to this principal risk.

•         Frequent Trading/Portfolio Turnover Risk. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund’s investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as “portfolio turnover.” Portfolio turnover generally involves some expense to a Fund, such as commissions, bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. The Target Fund is also subject to this principal risk.

•         State-Specific Risk. The Schroder Broad Tax-Aware Value Bond Fund is subject to state-specific risk.  The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas. The Fund is subject to the risk that the economies of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing significantly in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.  The STW Broad Tax-Aware Value Bond Fund is also subject to this principal risk.

Comparison of Performance

No performance information is included here as the Acquiring Funds have not yet commenced investment operations.

12

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

Terms of Each Reorganization

The board of trustees of each Fund has approved the Agreement. While shareholders are encouraged to review the Agreement, which has been filed with the SEC as an exhibit to the registration statement of which this combined proxy statement/prospectus is a part, the following is a summary of certain terms of the Agreement:

•         Each Reorganization is expected to occur before the end of the [second quarter of 2013], subject to approval by Target Fund shareholders, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Target Fund and the corresponding Acquiring Fund.

•         Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund and, in exchange, the corresponding Acquiring Fund will assume all of the Target Fund’s liabilities and will issue Acquisition Shares to the Target Fund. The value of each Target Fund’s assets, as well as the number of Acquisition Shares to be issued to the Target Fund, will be determined in accordance with the Agreement. The Acquisition Shares will have an aggregate net asset value on the business day immediately preceding the closing of the Reorganization equal to the value of the assets received from the Target Fund, less the liabilities assumed by the corresponding Acquiring Fund in the transaction. The Acquisition Shares will immediately be distributed to Target Fund shareholders in proportion to their holdings of shares of the Target Fund, in liquidation of the Target Fund. As a result, shareholders of the Target Fund will become shareholders of the corresponding Acquiring Fund. No shareholders of any Target Fund will pay any sales charge to the Target Fund, Acquiring Fund or any of their affiliates in connection with its Reorganization.

•         The net asset value of each Target Fund and the corresponding Acquiring Fund will be computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the closing date of the applicable Reorganization.

Conditions to Closing for Each Reorganization

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

•         The Target Fund and the corresponding Acquiring Fund will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

•         A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•         The shareholders of the Target Fund will have approved the Agreement by the requisite vote.

•         The Target Fund will have received an opinion of Ropes & Gray LLP to the effect that, as described in more detail in the section entitled “Tax Status of the Reorganizations,” the Target Fund generally will not recognize gain or loss, and the shareholders of the Target Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Target Fund shares for the Acquisition Shares of the corresponding Acquiring Fund in connection with the Reorganization.

Termination of the Agreement

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by mutual agreement of the Target Fund and the Acquiring Fund at any time prior to the closing date thereof, or by either the Target Fund or the Acquiring Fund in the event of a material breach of the Agreement by the other Fund or a failure of any condition precedent to the terminating Fund’s obligations under the Agreement. In the event of a termination, SIMNA and/or William H. Williams, the principal of STW, will bear all costs associated with the Reorganization.

Tax Status of the Reorganizations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, the

13

Target Fund and the Acquiring Fund will receive an opinion from Ropes & Gray LLP to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes:

(i) The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii) Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund, or upon the distribution of the Acquisition Shares by the Target Fund to its shareholders in liquidation.

(iii) Under Section 354 of the Code, the shareholders of the Target Fund will not recognize gain or loss upon the exchange of their Target Fund shares for Acquisition Shares.

(iv) Under Section 358 of the Code, the aggregate tax basis of Acquisition Shares that a Target Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor.

(v) Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Acquisition Shares received in the Reorganization will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held such Target Fund shares as capital assets.

(vi) Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of assets of the Target Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund.

(vii) Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund in the Reorganization will be the same as the Target Fund’s tax basis in such assets immediately prior to the Reorganization.

(viii) Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods in the assets received from the Target Fund in the Reorganization, will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Target Fund.

(ix) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Each opinion will be based on certain factual certifications made by the officers of the Target Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (the “IRS”) or a court could disagree with Ropes & Gray LLP’s opinion, which therefore cannot be free from doubt.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Target Fund shares and the fair market value of the Acquisition Shares of the Acquiring Fund he or she received. Shareholders of a Target Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganizations, shareholders of a Target Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of its Reorganization.

14

Reasons for the Proposed Reorganizations and Board Deliberations

The Board of your Target Fund believes that reorganizing your Target Fund into an investment company with substantially similar investment policies that is part of the Schroders family of funds and is subadvised by STW offers you potential benefits. These potential benefits include:

•         Potential to attract additional assets, which may reduce per share operating expenses in the long term;

•         Continuity of portfolio management, since STW will be subadviser to the Target Funds; and

•         SIMNA’s experience and resources in managing mutual funds.

Board Recommendation and Required Vote

The Board of each Target Fund unanimously recommends that shareholders of that Target Fund approve the proposed Agreement.

For each Target Fund, the Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of the Target Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities of the Target Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of the Target Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the Target Fund.

If the Agreement is not approved for a Target Fund, the applicable Board will consider what further action should be taken with respect to the Target Fund. The approval of the Reorganization of one Target Fund is not conditioned upon the approval of the Reorganization of any other Target Fund.

If shareholders approve the Reorganization of a Target Fund, it is anticipated that the Reorganization would occur before [the end of the second quarter of 2013].

15

SECTION B — ADVISORY AGREEMENT PROPOSALS

You are being asked to approve an investment advisory agreement between The Advisors’ Inner Circle Fund II, on behalf of each Target Fund, and STW (the “Advisory Agreement”), which is substantially identical to the Target Funds’ previous advisory agreement with STW (the “Previous Advisory Agreement”).  If the Reorganizations are approved, the Advisory Agreement will only remain in effect until the closing of the Reorganizations.

The Target Funds’ Previous Advisory Agreement with STW

Pursuant to the Previous Advisory Agreement, STW has served as the investment adviser to the Target Funds since their inception, and will continue to do so until the closing date of the Transaction (as defined below).  STW is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. STW is a Delaware limited liability company that became a standalone company in 1985 and, and prior to the Transaction, was 100% owned by William H. Williams, Chief Executive Officer and Chief Investment Officer of STW.  The address of both STW and Mr. Williams is 6185 Carpenteria Avenue, Carpenteria, CA 93013. As of September 30, 2012, STW had approximately $11.9 billion in assets under management.

Under the Previous Advisory Agreement, STW makes investment decisions for the Target Funds and continuously reviews, supervises and administers each Target Fund’s investment program.  The Advisors’ Inner Circle Fund II Board of Trustees (the “Board”) supervises STW and establishes policies that STW must follow in its management activities.  The Previous Advisory Agreement provides that STW shall indemnify and hold the Target Funds harmless from losses arising out of, among other things, STW’s breach of the Previous Advisory Agreement or improper investments made by STW.

For its advisory services to the Target Funds,  STW is entitled to an investment advisory fee, which is calculated daily and paid monthly at an annual rate of 0.33%  of the average daily net assets of each Target Fund.  For the fiscal period from October 3, 2011 (the date the Target Funds commenced operations) to July 31, 2012, the STW Long Duration Investment-Grade Bond and STW Broad Tax-Aware Value Bond Funds incurred $125,024 and $217,844, respectively, in contractual advisory fees. For the same period, STW waived $125,024 in fees for the STW Long Duration Investment-Grade Bond Fund and $211,025 in fees for the STW Broad Tax-Aware Value Bond Fund. The total fees paid (after waivers) to STW during this period was $0 for the STW Long Duration Investment-Grade Bond Fund and $6,819 for the STW Broad Tax-Aware Value Bond Fund.

The initial sole shareholder of the Target Funds approved the Previous Advisory Agreement, prior to the commencement of the Target Funds’ operations. A discussion regarding the Trustees’ basis for approving the renewal of the Previous Advisory Agreement is available in the Target Fund’s Semi-annual Report to shareholders for the six-month period ended January 31, 2013.  You may obtain a copy of the Target Funds’ Semi-annual Report and Annual Report, without charge, upon request to the Target Funds by calling 1-855-789-3863.

The Target Funds’ Interim Advisory Agreement

On December 17, 2012 STW announced that it had entered into a purchase agreement with Schroder U.S. Holdings Inc. (“SUSHI”), the parent company of SIMNA, pursuant to which SUSHI agreed to acquire all of the outstanding interests in STW (the “Transaction”).  Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction constitutes a change of control of STW that results in the assignment of, and automatic termination of, the Previous Advisory Agreement.

As a result of the termination of the Previous Advisory Agreement, the Board has approved an interim advisory agreement between STW and The Advisors’ Inner Circle Fund II, on behalf of Target Funds (the “Interim Advisory Agreement”), to take effect on the closing date of the Transaction, and to remain in effect until the earlier of the closing date of the Reorganization or 150 days following the closing date of the Transaction.  Pursuant to Rule 15a-4 under the 1940 Act, compensation earned by STW under the Interim Advisory Agreement is being held in escrow for a period of up to 150 days following the effective date of the Interim Advisory Agreement.  The terms of the Interim Advisory Agreement, including the amount of compensation payable to STW, are substantially identical to the terms of the Previous Advisory Agreement, except for the effective date, termination date and fee escrow provisions.  Rule 15a-4 also generally requires approval of the Advisory Agreement by the Target Funds’ shareholders before STW may receive the amounts held in escrow for its services provided to the Target Funds under the Interim Advisory Agreement.

The Advisory Agreement

The terms of the Advisory Agreement are also substantially identical to the terms of the Previous Advisory Agreement, and would take effect following both the closing of the Transaction and approval of the Advisory Agreement by shareholders of the Target Funds.  If the Reorganizations of the Target Funds are approved, however, it is expected that the Target Funds will transfer all of their

16

assets and liabilities to the corresponding Acquiring Funds and cease investment operations, and as a result the Advisory Agreement would only remain in effect until the closing date of the Reorganizations.  Nonetheless, shareholder approval of the Advisory Agreement is being requested so as to satisfy the technical requirements of Rule 15a-4 in order for STW to receive the amounts held in escrow for its services provided to the Target Funds under the Interim Advisory Agreement.

Board Deliberations in Approving the Advisory Agreement

At an in-person meeting held on February 13, 2013 (the “February Meeting”), the Board of Trustees of the Advisors Inner Circle Fund II (the “Board”) considered the approval of the Advisory Agreement between STW and The Advisors’ Inner Circle Fund II, on behalf of the Target Funds. STW provided written information to the Board to assist the Board in its considerations. At the February Meeting, the Board concluded it was reasonable to take into account the conclusions the Board made when considering and evaluating the initial approval of the Previous Advisory Agreement, which occurred at an in-person Board meeting held on March 24, 2011 (the “March Meeting”), as part of its considerations to approve the Advisory Agreement. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s initial approval of the Previous Advisory Agreement at the March Meeting and the conclusions made by the Board when determining to approve the Previous Advisory Agreement for an initial two-year period.

Prior to the March Meeting, the Board, including the trustees who were not “interested persons” (as defined in the 1940 Act) of The Advisors’ Inner Circle Fund II (the “Independent Trustees”), advised by their independent legal counsel, reviewed written materials from STW regarding, among other things: (i) the nature, extent and quality of the services to be provided by STW; (ii) the investment performance of STW and (iii) the costs of the services to be provided by STW, as discussed in further detail below.

At the March Meeting, representatives from STW presented additional oral and written information to help the Board evaluate STW’s fees and other aspects of the Previous Advisory Agreement. Among other things, the representatives provided an overview of STW, including its history, ownership structure, assets under management, investment management team and experience, investment philosophy, compliance program and approach to risk management. The representatives also discussed in detail the investment strategy and process for the Target Funds, describing STW’s approach to and criteria for security selection.

The Trustees then discussed the written materials that the Board received before the March Meeting, STW’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Prior Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by STW

In considering the nature, extent and quality of the services to be provided by STW, the Board reviewed the portfolio management services to be provided by STW to the Target Funds. Among other things, the Board considered the quality of STW’s portfolio management personnel. STW’s registration form was provided to the Board, as was the response of STW to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Target Funds.

The Trustees also considered other services to be provided to the Target Funds by STW, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Target Funds’ investment restrictions, and monitoring compliance with various Target Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Target Funds by STW.

Investment Performance of STW

The Board then reviewed the performance of composites managed by STW that have similar strategies as the Target Funds. The Board, using written materials provided prior to and at the meeting, considered the performance of the composites as compared to its benchmark index for various trailing periods. The Board noted that STW’s performance for each composite was comparable to that of its benchmark index. Based on this information, the Board concluded that it was satisfied with the investment results that STW had been able to achieve with respect to the composites.

Costs of Advisory Services and Economies of Scale

In concluding that the advisory fees payable to STW were reasonable, the Board reviewed a report of the proposed fees to be paid by the Target Funds to STW.  The Board also reviewed reports comparing the expense ratio and advisory fees to be paid by the Target Funds to those paid by other comparable mutual funds and noted that the Target Fund’s expected total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board did not consider economies of scale because the Target Funds did not yet have any assets, but noted that it would consider economies of scale as part of any future review of the Previous Advisory Agreement once the Funds commenced investment operations.

17

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, concluded that the compensation under the Prior Advisory Agreement was fair and reasonable in light of the services and expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable judgment. Accordingly, the Board approved the Previous Advisory Agreement at the March Meeting. In the course of their deliberations, the Board did not identify any particular information that was all important or controlling.

As stated above, at the February Meeting, the Board concluded it was reasonable to take into account the conclusions set forth above when determining whether to approve the Advisory Agreement. The Board’s conclusion in this regard was based on the fact that the Advisory Agreement is substantially identical to the Previous Advisory Agreement except for the date. Further, the Board’s conclusion in this regard was based on the fact that the Advisory Agreement does not change either (i) the advisory fees payable by the Target Funds to STW, or (ii) the day-to-day investment management services that STW will provide to the Target Funds. The Board’s conclusion in this regard also was based on the fact that there are no anticipated changes in the portfolio managers of the Target Funds in connection with the Transaction.  In addition, at the February Meeting, the Board also took into account that the sole purpose of the approval of the Advisory Agreement was to provide for the release of advisory fees from escrow earned by STW under the Interim Advisory Agreement, in recognition of STW’s advisory services provided to the Target Funds under the Interim Advisory Agreement.

Based on its evaluation of the information and the conclusions with respect thereto at the February Meeting and March Meeting, and based on its review and evaluation of the materials presented to the Board regarding STW and the Target Funds between the March Meeting and February Meeting, the Board unanimously concluded that: (a) the terms of the Advisory Agreement were fair and reasonable; (b) the approval of the Advisory Agreement would be in the best interests of the shareholders and the Fund; and (c) it would recommend the approval of the Advisory Agreement to shareholders. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

Board Recommendation and Required Vote

The Board of each Target Fund unanimously recommends that shareholders of that Target Fund approve the proposed Advisory Agreement.

For each Target Fund, the Advisory Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of the Target Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities of the Target Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of the Target Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the Target Fund.

If the Advisory Agreement is not approved for a Target Fund, the applicable Board will consider what further action should be taken with respect to the Target Fund. The approval of the Advisory Agreement with respect to one Target Fund is not conditioned upon the approval of the Advisory Agreement with respect to the other Target Fund.

Commissions Paid to Affiliated Brokers

During the Target Funds’ most recently completed fiscal year, neither Target Fund paid any commissions to any affiliated brokers.

18

SECTION C — PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Voting. Shareholders of record of each Target Fund on [April 15, 2013] (the “Record Date”) are entitled to vote at the Meeting. With respect to each Reorganization and the Advisory Agreement, one share of each of the Target Funds is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.  The total number of shares of each class of each Target Fund outstanding as of the close of business on the Record Date, and the total number of votes to which shareholders of such class are entitled at the Meeting, are set forth below.

Institutional Shares
STW Long Duration Investment-Grade Bond Fund
Shares Outstanding/Total Votes to which Entitled	[ ]

STW Broad Tax-Aware Value Bond Fund
Shares Outstanding/Total Votes to which Entitled	[ ]

Quorum and Methods of Tabulation. A quorum is required for shareholders of a Target Fund to take action at the Meeting. For each of the Target Funds, a majority of the shares outstanding and entitled to vote, present at the Meeting in person or by proxy, constitutes a quorum.

All shares represented at the Meeting in person or by proxy will be counted for purposes of establishing a quorum. Abstentions and broker non-votes will be counted for purposes of establishing a quorum but not toward the approval of any proposal. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.) With respect to each Reorganization and the Advisory Agreement, abstentions and broker non-votes will have the effect of votes against the proposal.  A Target Fund may request that selected brokers and nominees, in their discretion, return uninstructed shares of a Target Fund, if doing so is necessary to obtain a quorum.

If your shares are held in an IRA account, you have the right to vote those shares. If you do not provide voting instructions with respect to your shares, your IRA custodian may or may not, depending upon the terms of your IRA agreement, vote shares for which it has not received your voting instructions. Please consult your IRA agreement and/or financial advisor for more information.

Shareholder Proxies. If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Meeting and at any postponement or adjournment thereof. If you give instructions, your vote will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of your Target Fund and in favor of the Advisory Agreement. Your votes will be cast in the discretion of the proxy holders on any other matter that may properly come before the Meeting, including, but not limited to, proposing and/or voting on the adjournment of the Meeting with respect to one or more proposals in the event that sufficient votes in favor of any proposal are not received. Not all proposals affect each Target Fund, and shareholders of a Target Fund will be entitled to cast votes and authorize proxies on only those proposals affecting the Target Fund in which they are shareholders. If you intend to vote in person at the Meeting, please call 1-855-STW-FUND (1-855-789-3863) to obtain important information regarding your attendance at the Meeting, including directions.

Proxy Statement Delivery. “Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Target Funds who share a common address and who have not opted out of the householding process may receive a single copy of the combined proxy statement/prospectus along with the proxy cards. If you received more than one copy of the combined proxy statement/prospectus, you may elect to household in the future if permitted by your financial intermediary. Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account. If you received a single copy of the combined proxy statement/prospectus, you may opt out of householding in the future by contacting your financial intermediary.

An additional copy of this combined proxy statement/prospectus may be obtained by calling the Target Funds , toll free, at 1-855-STW-FUND (1-855-789-3863) or by writing STW Funds,  P.O. Box 219009, Kansas City, Missouri 64121-9009.

Revoking Your Proxy. If you execute, date and submit a proxy card with respect to your Target Fund, you may revoke your proxy prior to the Meeting by calling the number on your proxy card, or change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet or telephone, you may change your vote prior to the Meeting by authorizing a

19

subsequent proxy by internet or telephone or by completing, signing and returning a proxy card dated as of a date that is later than your last internet or telephone proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

Simultaneous Meetings. The meeting for each Target Fund will be held simultaneously with the meeting for each other Target Fund, with each proposal being voted on separately by the shareholders of the relevant Target Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Target Fund’s meeting to a time after the Meeting so that a meeting for that Target Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

Solicitation of Proxies. The Board of each Target Fund is asking for your vote and for you to vote as promptly as possible. Proxies will be solicited primarily through the mailing of the prospectus/proxy statement and its enclosures, but proxies also may be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of each Target Fund or by employees or agents of STW and its affiliated companies.

Shareholder Proposals. The Target Funds do not hold annual meetings of shareholders. Nonetheless, the Board of the Target Funds may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Declaration of Trust and By-Laws of The Advisors Inner Circle Fund II, of which each Target Fund is a series. Shareholders of a Target Fund who wish to present a proposal for action at a future meeting should submit a written proposal to the Target Fund for inclusion in a future proxy statement. Submission of a proposal does not necessarily mean that such proposal will be included in the Target Fund’s proxy statement since inclusion in the proxy statement is subject to compliance with certain federal regulations. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval.  If the Reorganization of a Target Fund is approved by its shareholders, there will be no further meetings of shareholders of such Target Fund.

Other Business. The Board of each Target Fund does not know of any matters to be presented at the Meeting other than the Reorganizations and the Advisory Agreement. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

Adjournment. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Except when a quorum is not present at the Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. Abstentions and “broker non-votes” will not be counted for or against such proposal to adjourn. The persons named as proxies will vote those proxies that they are entitled to vote FOR such proposal in favor of such an adjournment, and will vote those proxies required to be voted AGAINST such proposal, against such an adjournment. SIMNA and/or William H. Williams, the principal of STW, or its affiliates will bear the costs of any additional solicitation or any adjourned sessions.

20

SECTION D — CAPITALIZATION AND OWNERSHIP OF FUND SHARES

This section contains the following information about the Acquiring Funds and the Target Funds (all information is shown for the most recently ended fiscal year unless otherwise noted):

Table	Content
C-1	Current and pro forma capitalization of each Target Fund and each Acquiring Fund
C-2	Current and pro forma ownership of shares of each Target Fund and each Acquiring Fund

The Funds’ Investment Manager and Distributor.  STW Fixed Income Management LLC, 6185 Carpinteria Avenue, Carpinteria, CA 93013, is the investment manager for each Target Fund. SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456, is the distributor for each Target Fund.

Schroder Investment Management North America Inc., 875 Third Avenue, New York, NY 10022 is the investment manager and STW Fixed Income Management LLC, 6185 Carpinteria Avenue, Carpinteria, CA 93013, is the subadviser for each Acquiring Fund. Schroder Fund Advisors LLC, 875 Third Avenue, New York, NY 10022 is the distributor for each Acquiring Fund.

Capitalization of Target Funds and Acquiring Funds

The following table shows the capitalization as of [April 15, 2013] for each Target Fund and, with respect to each Acquiring Fund, on a pro forma basis, assuming the proposed Reorganization had taken place as of that date. The pro forma combined net assets are determined by adding the net assets of the Target Funds and the net assets of the Acquiring Fund. The pro forma combined shares outstanding are determined by dividing the net assets of the Target Funds by the net asset value per share of the Acquiring Fund and adding the actual shares outstanding of the Acquiring Fund.

Table C-1. Current and Pro Forma Capitalization of each Target Fund and each Acquiring Fund

Fund	Net assets		Net asset value per share		Shares outstanding*
STW Long Duration Investment-Grade Bond Fund (Target Fund)
Institutional Shares	$	[ ]	$	[ ]	[ ]

Schroder Long Duration Investment-Grade Bond Fund (Current) (Acquiring Fund)
Investor Shares	$	[ ]	$	[ ]	[ ]

Schroder Long Duration Investment-Grade Bond Fund (Pro Forma Combined)
Investor Shares	$	[ ]	$	[ ]	[ ]

STW Broad Tax-Aware Value Bond Fund (Target Fund)
Institutional Shares	$	[ ]	$	[ ]	[ ]

Schroder Broad Tax-Aware Value Bond Fund (Current) (Acquiring Fund)
Investor Shares	$	[ ]	$	[ ]	[ ]

Schroder Broad Tax-Aware Value Bond Fund (Pro Forma Combined)
Investor Shares	$	[ ]	$	[ ]	[ ]

*                          Pro forma shares outstanding are calculated by dividing the net assets of the applicable Target Fund by the net asset value per share of the corresponding Acquiring Fund and adding the result to the number of shares of such Acquiring Fund currently outstanding.

21

Ownership of Target Fund and Acquiring Fund Shares

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of [April 15, 2013] because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

Fund	Shareholder Account Registration	Percentage of Fund		Percentage of Fund following Reorganization
STW Long Duration Investment-Grade Bond Fund (Target Fund)	[ ]	[ ]	%	[ ]	%
Schroder Long Duration Investment-Grade Bond Fund (Acquiring Fund)	[ ]	[ ]	%	[ ]	%
STW Broad Tax-Aware Value Bond Fund (Target Fund)	[ ]	[ ]	%	[ ]	%
Schroder Broad Tax-Aware Value Bond Fund (Acquiring Fund)	[ ]	[ ]	%	[ ]	%

The following table provides information on shareholders who owned of record or, to the knowledge of the Fund, beneficially, more than 5% of any class of a Fund’s outstanding shares as of [April 15, 2013]. As of [April 15, 2013], the officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding shares of each class of such Fund.

Table C-2. Current and Pro Forma Ownership of Fund Shares

Fund	5% Owners	Percent of shares held		Percent of shares held following the Reorganization
STW Long Duration Investment-Grade Bond Fund (Target Fund)
	[ ]	[ ]	%	[ ]	%

Schroder Long Duration Investment-Grade Bond Fund (Acquiring Fund)
	[ ]	[ ]	%	[ ]	%

STW Broad Tax-Aware Value Bond Fund(Target Fund)
	[ ]	[ ]	%	[ ]	%

Schroder Broad Tax-Aware Value Bond Fund (Acquiring Fund)
	[ ]	[ ]	%	[ ]	%

22

Exhibit A

Additional Information Applicable to the Acquiring Funds

Below is information regarding the Acquiring Funds. All references to a Fund or the Funds in this Exhibit A refer to an Acquiring Fund or the Acquiring Funds, respectively, unless otherwise noted.

Fund Management and Compensation (for all Acquiring Funds)

Schroder Investment Management North America Inc. (“SIMNA”) serves as the investment adviser to the Schroder family of funds. SIMNA is a wholly-owned subsidiary of Schroder U.S. Holdings Inc., which currently engages through its subsidiary firms in the asset management business. Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder U.S. Holdings Inc. is a wholly-owned subsidiary of Schroder International Holdings, which is a wholly-owned subsidiary of Schroder Administration Limited, which is a wholly-owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc, through certain affiliates currently engaged in the asset management business, and as of June 30, 2012, had under management assets of approximately $305.1 billion. SIMNA’s address is 875 Third Avenue, 22nd Floor, New York, New York 10022. STW Fixed Income Management LLC (“STW”) serves as an investment subadviser to each Fund. STW is a wholly-owned subsidiary of Schroder U.S. Holdings Inc., the parent company of SIMNA.

Subject to oversight by each Fund’s board, SIMNA manages the day-to-day operations of each Fund, determines what securities and other investments each Fund should buy or sell and executes the portfolio transactions. Although SIMNA is responsible for the investment management of each Fund, SIMNA has delegated certain of its duties to STW as investment subadviser. SIMNA may use the research and other capabilities of its affiliates and third parties in managing investments.

Each Fund pays SIMNA a fee for managing their respective assets. The fees to be paid by each Fund are the following percentage of each Acquiring Fund’s average daily net assets:

Acquiring Fund	Percentage of Fund’s Average Daily Net Assets
Schroder Long Duration Investment-Grade Bond Fund	0.33%
Schroder Broad Tax-Aware Value Bond Fund	0.33%

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with that Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. Investing defensively may prevent a Fund from achieving its investment objective.

Portfolio Managers

Information about the portfolio managers who are primarily responsible for overseeing each Fund’s investments is shown below. The Merger SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in each Fund.

Schroder Long Duration Investment-Grade Bond Fund

William H. Williams, [   ], has managed the Fund since its inception in 2011.

Edward H. Jewett, [   ], has managed the Fund since its inception in 2011.

Richard A. Rezek Jr., CFA, [   ], has managed the Fund since its inception in 2011.

Andrew B.J. Chorlton, CFA, [   ], has managed the Fund since its inception in 2011.

Neil G. Sutherland, CFA, [   ], has managed the Fund since its inception in 2011.

Julio C. Bonilla, CFA, [   ], has managed the Fund since its inception in 2011.

Schroder Broad Tax-Aware Value Bond Fund

William H. Williams, [   ], has managed the Fund since its inception in 2011.

Edward H. Jewett, [   ], has managed the Fund since its inception in 2011.

Richard A. Rezek Jr., CFA, [   ], has managed the Fund since its inception in 2011.

Andrew B.J. Chorlton, CFA, [   ], has managed the Fund since its inception in 2011.

Neil G. Sutherland, CFA, [   ], has managed the Fund since its inception in 2011.

Julio C. Bonilla, CFA, [   ], has managed the Fund since its inception in 2011.

Type of Shares Available

The Funds offer one share class: Investor Shares. The shares of the Funds are sold at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the applicable Fund. You also receive the full value of your shares when you sell them back to the Funds, without any deferred sales charge (although a redemption fee may apply).

The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, distribution (Rule 12b-1 fees) and shareholder servicing, custody, auditing, administrative and transfer agency expenses, and fees and expenses of Trustees.

The chart below summarizes the features of the share class. This chart is only a general summary, and you should read the description of the Funds’ expenses in the “Fees and Expenses” section of the Proxy Statement/Prospectus.

	Minimum Initial/Subsequent Purchase Amount		Maximum Purchase Amount	Maximum Initial Sales Charge (Load)	Maximum Contingent Deferred Sales Load	Annual 12b-1 Fee
Investor Shares	$250,000/$1,000	(1)	None	None	None	None

(1)                  A $100 minimum subsequent purchase amount applies for automatic investment plans.

Schroder Series Trust (the “Trust”) may, in its sole discretion, waive the minimum initial or subsequent investment amounts for share purchases by an employee of SIMNA, any of its affiliates or a financial intermediary authorized to sell shares of a Fund, or such employee’s spouse or life partner, or children or step-children age 21 or younger; investment advisory clients of SIMNA; and current or former Trustees. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary will apply.

The Trust may suspend the offering of Fund shares for any period of time.

Investor Shares are intended primarily for investors making a minimum initial investment of $250,000 and purchasing directly from a Fund. Investor Shares may also be sold through certain fund networks or other financial intermediaries that have arrangements with SIMNA or Schroder Fund Advisors LLC (“SFA”).

How to Buy Shares

The Trust, through its distributor, SFA, sells Investor Shares of its Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the applicable Fund. You may purchase Investor Shares of each Fund by completing the Account Application that accompanies this prospectus, and sending payment by check or wire as described below. You may be eligible to purchase Investor Shares through certain fund networks or other financial intermediaries that have arrangements with SIMNA or SFA. Please contact your financial intermediary for more information.

Acceptance of your purchase request may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Each Fund sells its shares at their net asset value next determined after receipt of your purchase request in good order. (A purchase request is in good order if it meets the requirements set out below and in the Account Application, is properly communicated to the Fund, and otherwise meets the requirements implemented from time to time by the Funds’ transfer agent or the Fund.) In order for you to receive a Fund’s next determined net asset value, the Fund, Boston Financial Data Services, Inc. (“BFDS”), or the financial intermediary must receive your request before the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time), and, in the case of a request furnished to a financial intermediary or its designee, the request must subsequently be communicated properly to the Fund. For requests sent by regular mail, there may be a delay between the time the request reaches the P.O. Box and the time of a Fund’s receipt of the request, which may affect the NAV at which the request is processed. The Trust reserves the right to reject any request to purchase shares of any of its Funds. The Trust generally expects to inform any persons that their purchase request has been rejected within 24 hours.

The Funds do not issue share certificates.

The Trust may suspend the offering of shares of its Funds for any period of time. The Trust may change any investment minimum from time to time.

Purchases by check. You may purchase shares of a Fund by mailing a check (in U.S. dollars) payable to the Fund. If you wish to purchase shares of two or more Funds, make your check payable to Schroder Mutual Funds and include written instructions as to how the amount of your check should be allocated among the Funds whose shares you are purchasing. Schroder Mutual Funds will not accept third-party checks or starter checks. You should direct your check and your completed Account Application as follows:

REGULAR MAIL	OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds P.O. Box 8507 Boston, MA 02266-8507	Boston Financial Data Services c/o Schroder Mutual Funds ste 8507 30 Dan Road Canton, MA 02021-2809

For initial purchases, a completed Account Application must accompany your check.

Purchases by bank wire. If you make your initial investment by wire, a completed Account Application must precede your order. Upon receipt of the Application, BFDS will assign you an account number. BFDS will process wire orders received prior to the close of trading on the Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading at the net asset value next determined as of the end of that day. BFDS will process wire orders received after that time at the net asset value next determined thereafter.

Please call BFDS at (800) 464-3108 if purchasing shares directly from a Fund. (From outside the United States, please call (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.) Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

ABA No.: 011000028
Attn: Schroder Mutual Funds
DDA No.: 9904-650-0
FBO: Account Registration
A/C: Mutual Fund Account Number
Name of Fund

BFDS will not process your purchase until it receives the wired funds.

Automatic purchases. If you own Investor Shares, you can make regular investments of $100 or more per month or quarter in Investor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108 ((617) 483-5000 from outside the United States).

Brokers and other financial institutions. You may also buy and exchange Investor Shares of the Funds through an authorized broker or other financial institution that has an agreement with SIMNA or SFA. The purchase and exchange policies and fees charged by such brokers and other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on buying or exchanging Investor Shares. Please consult a representative of your financial institution for further information. Brokers or other agents may charge investors a fee for effecting transactions in shares of a Fund.

Purchases in kind. Investors may purchase Investor Shares of a Fund for cash or in exchange for securities, subject to the determination by SIMNA in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, SIMNA will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for Investor Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund’s gain for tax purposes would be calculated with regard to the investor’s tax basis), and in such cases the Fund’s holding period in those securities would include the investor’s holding period. Any gain on the sale of securities received in exchange for Investor Shares of the Fund would be subject to distribution as capital gain to all of the Fund’s shareholders. (In some circumstances, receipt of securities from an investor in exchange for Investor Shares of the Fund may be a taxable transaction to the investor, in which case the Fund’s tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) The Funds value securities accepted by SIMNA in the same manner as are the Funds’ portfolio securities as of the time of the next determination of a Fund’s net asset value. Although the Funds seek to determine the fair value of securities contributed to a Fund, any valuation that does not reflect fair value may dilute the interests of the purchasing shareholder or the other shareholders of the Funds. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange. Investors interested in purchases through exchange should telephone BFDS at (800) 464-3108 ((617) 483-5000 from outside the United States), their SIMNA client representative, or other financial intermediary.

Certain payments by SIMNA or its affiliates. SFA, SIMNA, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information. In addition, employees of SIMNA who are registered representatives of SFA may be more favorably compensated in respect of sales of some Funds than others; the identity of those Funds may change from time to time in SIMNA’s discretion. Those employees would have a financial incentive to promote the sales of those Funds for which they are more highly compensated.

How to Sell Shares

When you may redeem.

You may sell your Investor Shares back to a Fund on any day the Exchange is open by sending a letter of instruction to Schroder Mutual Funds, or by calling BFDS at (800) 464-3108 ((617) 483-5000 from outside the United States). Redemption requests will be priced at the net asset value next determined as of the end of the day when they are received in good order. Orders received after that time will receive the next day’s net asset value. In order for you to receive a Fund’s net asset value determined on any day, the Fund, BFDS, or the authorized broker or financial institution must receive your redemption request in good order before the close of trading on the Exchange (normally 4:00 p.m., Eastern Time), and, in the case of a request furnished to an authorized broker or financial institution or its designee, the request must subsequently be communicated properly to the Fund. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor’s account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration, although in certain circumstances you may need to submit additional documentation to redeem your shares. A bank, broker-dealer, or certain other financial institutions must guarantee the signature(s) of all account holders if redemption proceeds are requested to be sent to an address or bank account other than the address or bank account on the account registration or if a redemption request is made within 30 days of a change of the account address or bank account. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. An investor can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with the Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $50,000. In certain circumstances, you may need to submit additional documentation to redeem your shares.

Each Fund intends to pay redemption proceeds (less any applicable redemption fee) promptly and in any event within seven days after the request for redemption is received in good order. Each Fund generally sends payment for shares on the business day after a request is received, although it may not always do so. In case of emergencies, each Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Investor Shares of a Fund by check, the Fund will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

You may also redeem and exchange Investor Shares of the Funds through an authorized broker or other financial institution that has an agreement with SIMNA or SFA. The redemption and exchange policies and fees charged by such brokers and other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on exchanging or redeeming Investor Shares. Please consult a representative of your financial institution for further information.

For requests sent by regular mail, there may be a delay between the time the request reaches the P.O. Box and the time of a Fund’s receipt of the request, which may affect the NAV at which the request is processed.

Brokers or other agents may charge investors a fee for effecting transactions in shares of a Fund.

Involuntary redemptions. If, because of your redemptions, your account balance for any of the Funds falls below a minimum amount set by the Trustees (presently $2,000), the Trust may choose to redeem the shares in the account and pay you for them. You will receive at least 30 days’ written notice before the Trust redeems such shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares in an account if the account holds shares of the Funds above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Trust may suspend the right of redemption of a Fund or postpone payment by a Fund during any period when: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of a Fund’s net asset value not reasonably practicable.

Redemptions in kind. The Trust may redeem shares in kind, but do not expect to do so under normal circumstances. If the Trust redeems your shares in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the prices of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

General. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, BFDS will follow reasonable procedures to confirm that telephone instructions are genuine. BFDS and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures. In certain circumstances, you may need to submit additional documentation to redeem your shares.

Exchanges and Conversions

You can exchange your Investor Shares of a Fund for Investor Shares of other funds in the Schroder Series Trust, Schroder Global Series Trust, or Schroder Capital Funds (Delaware) at any time at their respective net asset values. The Trust would treat the exchange as a sale of your shares, and any gain on the exchange will generally be subject to tax. For a listing of the Schroder Funds available for exchange and to exchange your shares, please call (800) 464-3108. (From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust and SIMNA reserve the right to change or suspend the exchange privilege at any time. SIMNA will notify shareholders of any such change or suspension.

Cost Basis Reporting

Upon the redemption, sale or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the Internal Revenue Service with cost basis and certain other related tax information about the Fund shares you redeemed, sold or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please visit the Funds’ website www.schroderfunds.com or contact the Fund by calling (800) 464-3108, or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Dividends and Distributions

The Funds distribute their net investment income monthly and make distributions of their net realized capital gain, if any, at least annually.  All Funds make distributions from net capital gain after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

You can choose from four distribution options:

•         Reinvest all distributions in additional shares of your class of your Fund;

•         Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares of your share class of your Fund;

•         Receive distributions from net investment income in additional shares of your share class of your Fund while receiving capital gain distributions in cash; or

•         Receive all distributions in cash.

You can change your distribution option by notifying BFDS in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in shares of your share class of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

If correspondence to a shareholder’s address of record is returned, then, unless BFDS determines the shareholder’s new address, BFDS will reinvest dividends and other distributions returned to it in the applicable Fund(s), and if the correspondence included checks, the checks will be canceled and re-deposited to the shareholder’s account at then-current net asset value.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading can hurt Fund performance, operations, and shareholders. The Board of Trustees of each of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund discourages, and does not accommodate, frequent purchases and redemptions of the Fund’s shares to the extent SIMNA believes that such trading is harmful to a Fund’s shareholders, although a Fund will not necessarily prevent all frequent trading in its shares. Each Fund reserves the right, in its discretion, to reject any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity SIMNA believes could be harmful to the Fund). The Trust or SIMNA may also limit the amount or number of exchanges or reject any purchase by exchange if the Trust or SIMNA believes that the investor in question is engaged in “market timing activities” or similar activities that may be harmful to a Fund or its shareholders, although the Trust and SIMNA have not established any maximum amount or number of such exchanges that may occur in any period (although it is possible that an intermediary may have number limitations). The Trust generally expects to inform any persons that their purchase has been rejected within 24 hours.

The ability of SIMNA to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to SIMNA regarding underlying beneficial owners of Fund shares. The Trust or its distributor may enter into written agreements with financial intermediaries who hold omnibus accounts that require the intermediaries to provide certain information to the Trust regarding shareholders who hold shares through such accounts and to restrict or prohibit trading in Fund shares by shareholders identified by the Trust as having engaged in trades that violate the Trust’s “market timing” policies. The Trust or SIMNA may take any steps they consider appropriate in respect of frequent trading in omnibus accounts, including seeking additional information from the holder of the omnibus account or potentially closing the omnibus account (although there can be no assurance that the Trust or SIMNA would do so). Please see the applicable SAI for additional information on frequent purchases and redemptions of Fund shares. There can be no assurance that the Funds or SIMNA will identify all harmful purchase or redemption activity, or market timing or similar activities, affecting the Funds, or that the Funds or SIMNA will be successful in limiting or eliminating such activities.

Exhibit B

Comparison of Organizational Documents

This chart highlights material differences between the terms of the Declarations of Trust and By-Laws of the Acquiring Funds and Target Funds.

Policy	Target Funds	Acquiring Funds
Shareholder Liability

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust.  The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series.  Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust.  The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series.  Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.

Shareholder Voting Rights

Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote.

The shareholders have the power to vote (i) for the election or removal of trustees (ii) with respect to the appointment of an investment adviser, (iii) with respect to any termination of the trust or any series, (iv) with respect to any amendment of the Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders, and (vi) with respect to such additional matters relating to the trust as may be required by law, by the Declaration of Trust, by the By-Laws or by any registration of the trust with the SEC or any state, or as the trustees may consider necessary or desirable.

There is no cumulative voting in the election of trustees.

On any matter submitted to a vote of shareholders, all shares entitled to vote will be voted by individual series or class, except (1) when required by the 1940 Act and (2) when the trustees have determined that the matter affects only the interests of one or more series or class.

Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote.

The shareholders have the power to vote (i) for the election or removal of Trustees (ii) with respect to the appointment of an investment adviser, (iii) with respect to any termination of the Trust, (iv) with respect to any amendment of the Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders, and (vi) with respect to such additional matters relating to the trust as may be required by law, by the Declaration of Trust, by the By-Laws or by any registration of the trust with the SEC or any state, or as the trustees may consider necessary or desirable.

There is no cumulative voting in the election of trustees.

On any matter submitted to a vote of shareholders, all shares entitled to vote will be voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the 1940 Act or when the trustees have determined that the matter affects one or more series or classes of shares materially differently, or (2) when the matter affects only the interests of one or more series

Policy	Target Funds	Acquiring Funds
or classes.

Shareholder Meetings

The Declaration of Trust and By-Laws do not address annual shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of Massachusetts.

Shareholder meetings will be held when called by the trustees for the purpose of taking action on any matter requiring the vote or authority of the shareholders, or for any other matter the trustees deem necessary or desirable.

Shareholders holding at least 10% of the then outstanding shares entitled to vote may call a shareholder meeting.

The Declaration of Trust and By-Laws do not address annual shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of Massachusetts.

Shareholder meetings will be held when called by the trustees for the purpose of taking action on any matter requiring the vote or authority of the shareholders, or for any other matter the trustees deem necessary or desirable.

Shareholders holding at least 10% of the then outstanding shares entitled to vote may call a shareholder meeting.

Shareholder Quorum

A majority of the shares entitled to vote shall be a quorum, except that where any provision of law or of the Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then a majority of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class.

Any lesser number is sufficient for adjournments.  Any adjourned session may be held within a reasonable time after the date for the original meeting without any further notice.

Thirty percent of the shares entitled to vote shall be a quorum, except that where any provision of law or of the Declaration of Trust or the By-Laws requires that holders of any series or class shall vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class.

Any lesser number is sufficient for adjournments.  Any adjourned session may be held within a reasonable time after the date for the original meeting without any further notice.

Shareholder Consent

Any action taken by shareholders may be taken without a meeting if a majority of the shareholders entitled to vote on the matter (or such larger vote as shall be required by the Declaration of Trust or the By-Laws) consent to the action in writing and the consents are filed with the records of the trust. The consent will be treated for all purposes as a vote taken at a meeting of shareholders.

Any action taken by shareholders may be taken without a meeting if a majority of the shareholders entitled to vote on the matter (or such larger vote as shall be required by the Declaration of Trust or the By-Laws) consent to the action in writing and the consents are filed with the records of the trust. The consent will be treated for all purposes as a vote taken at a meeting of shareholders.

Notice to Shareholders of Record Date

Written notice of any meeting of shareholders must be given by the trustees at least 7 days before the meeting.

The trustees may set a record date for the purpose of determining the shareholders entitled to notice of or to vote at a shareholder meeting. The record date cannot be more than 90 days before the date of the meeting.

Written notice of any meeting of shareholders must be given by the trustees at least 7 days before the meeting.

The trustees may set a record date for the purpose of determining the shareholders entitled to notice of or to vote at a shareholder meeting. The record date cannot be more than 90 days before the date of the meeting.

Shareholder Proxies

Shares may be voted in person or by proxy.

A proxy with respect to shares held in the name of two or more persons will be valid if executed by any one of them unless at or prior to exercise of the proxy the trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf

Shares may be voted in person or by proxy.

A proxy with respect to shares held in the name of two or more persons will be valid if executed by any one of them unless at or prior to exercise of the proxy the trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed

Policy	Target Funds	Acquiring Funds
	of a shareholder will be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity rests on the challenger.	by or on behalf of a shareholder will be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity rests on the challenger.

Trustee Power to Amend Organizational Document

The trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then trustees when authorized to do so by a vote of the shareholders holding a majority of the share entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series or classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series or classes affected and no vote of shareholders of a series or classes not affected shall be required.

Amendments having the purpose of changing the name of the trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust shall not require authorization by shareholder vote.

The trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then trustees when authorized to do so by a vote of the shareholders holding a majority of the share entitled to vote, except that an amendment which in the determination of the Trustees shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series or classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series or classes affected and no vote of shareholders of a series or classes not affected shall be required.

Amendments having the purpose of changing the name of the trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust shall not require authorization by shareholder vote.

Termination of Trust

The trust may be terminated at any time by the affirmative vote of shareholders holding at least a majority of the shares entitled to vote, or by the trustees by written notice to shareholders.

Any series of shares may be terminated at any time by a vote of shareholders holding at least a majority of the shares of such series entitled to vote, or by the trustees by written notice to the shareholders of such series.

The trust may be terminated at any time by the vote of shareholders holding at least two-thirds of the shares of each series entitled to vote, or by the trustees by written notice to shareholders.

Any series of shares may be terminated at any time by a vote of shareholders holding at least two-thirds of the shares of such series entitled to vote, or by the trustees by written notice to the shareholders of such series.

Merger or Consolidation

Any one or more series may, either as the successor, survivor or non-survivor, (1) consolidate or merge with one or more other trusts, partnerships, associations or corporations, including any series or class thereof, organized under the laws of any state of the United States; or (2) transfer a substantial portion of its assets to one or more other trusts, partnerships, associations or corporations, including any series or class thereof, organized under the laws of any state of the United States, any such consolidation, merger or transfer to be upon such terms and conditions as are specified in an agreement and plan or reorganization authorized and approved by the trustees and entered into by the relevant series in connection therewith. Any such consolidation, merger or transfer may be authorized by vote of a majority of the trustees then in office without the approval of

The Declaration of Trust and By-Laws do not contain specific provisions related to merger or consolidation of the series of the trust.

Policy	Target Funds	Acquiring Funds
shareholders of any series.

Removal of Trustees

The shareholders may remove a trustee with or without cause by vote of the shareholders holding a majority of the shares entitled to vote. The trustees may remove a trustee by vote of a majority of the trustees then in office.

A trustee may be removed by a vote of holders of two-thirds of the outstanding shares.

Trustee Committees

The trustees may appoint from their own number, and terminate, one or more committees consisting of two or more trustees, including an executive committee which may, when the trustees are not in session, exercise some or all of the powers and authority of the trustees to the extent that the trustees may determine.

The trustees may appoint from their own number, and terminate, one or more committees consisting of two or more trustees, including an executive committee which may, when the trustees are not in session, exercise some or all of the powers and authority of the trustees to the extent that the trustees may determine.

Trustee Liability

The trustees are not responsible or liable for any neglect or wrongdoing of any officer, agent, employee, investment adviser or administrator, principal underwriter or custodian, or for an act or omission of any other trustee.  A trustee is not protected against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every act or thing whatsoever executed or done by or on behalf of the trust or the trustees in connection with the trust is conclusively deemed to have been executed or done only with respect to their or his or her capacity as trustees or trustee, and such trustees or trustee shall not be personally liable thereon.

The trustees are not responsible or liable for any neglect or wrongdoing of any officer, agent, employee, investment adviser or administrator, principal underwriter or custodian, or for an act or omission of any other trustee.  A trustee is not protected against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every act or thing whatsoever executed or done by or on behalf of the trust or the trustees in connection with the trust is conclusively deemed to have been executed or done only with respect to their or his or her capacity as trustees or trustee, and such trustees or trustee shall not be personally liable thereon.

Trustee Indemnification

Every person who is, or has been, a trustee of the trust is indemnified by the trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a trustee and against amounts paid or incurred by him in settlement thereof.

However, no indemnification is provided to a trustee: (a)  against any liability to the trust or its shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the trust; (c) in the event of a settlement or other disposition not involving a

The trust indemnifies each of its trustees and officers (including persons who serve at the trust’s request as directors or trustees of another organization in which the trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses in connection with the defense or disposition of any action, suit or other proceeding in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interest of the trust or (b) to be liable to the trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless

Policy	Target Funds	Acquiring Funds

final adjudication (as provided in (a) or (b)) and resulting in a payment by a trustee, unless there has been either a determination that such trustee did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (i) by a vote of a majority of the disinterested trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter); or (ii) by written opinion of independent legal counsel.

disregard of the duties involved in the conduct of such Covered Person’s office.

Dividends	No dividend or distribution with respect to the shares of any series shall be effected by the trust other than from assets of such series.	The trustees may each year, or more frequently if they so determine, distribute to the shareholders of each series out of the assets of such series such amounts as the trustees may determine.

Capitalization	The beneficial interest in the trust shall at all times be divided into an unlimited number of shares without par value.	The beneficial interest in the trust shall at all times be divided into an unlimited number of shares without par value.

Number of Trustees and Vacancies

The number of trustees is fixed by the trustees, except that, commencing with the first shareholders meeting at which trustees are elected, there are not less than three nor more than fifteen trustees. The number of trustees so fixed may be increased either by the shareholders or by the trustees by a vote of a majority of the trustees then in office. The number of trustees so fixed may be decreased either by the shareholders or by the trustees by vote of a majority of the trustees then in office, but only to eliminate vacancies existing by reason of the death, resignation or removal of one or more trustees.

In case of the declination, death, resignation, retirement, removal, incapacity, or inability of any of the trustees, or in case a vacancy shall exist by reason of an increase in number, or for any other reason, the remaining trustees shall fill such vacancy by appointing such other person as they in their discretion shall see fit consistent with the limitations under the 1940 Act.

The number of trustees shall be fixed from time to time by the trustees and, at or after the sale to the public of any shares of the trust, shall be not less than three.

The trustees may fill vacancies in or add to their number.

Independent Chair of the Board	The Declaration of Trust and By-Laws do not require an independent chair of the board of trustees.	The Declaration of Trust and By-Laws do not require an independent chair of the board of trustees.

Inspection of Books and Records	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the trust where it may be inspected by any shareholder.	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the trust where it may be inspected by any shareholder.

Involuntary	The trustees have the power to establish, from	The trust has the right at its option and at any

Policy	Target Funds	Acquiring Funds
Redemption of Accounts

time to time, a minimum total investment for shareholders, and to require the redemption of the shares of any shareholders whose investment is less than such minimum upon giving notice to such shareholder.

time to redeem shares of any shareholder at the net asset value thereof: (i) if at such time such shareholder owns fewer shares than, or shares having an aggregate net asset value of less than, an amount determined from time to time by the trustees; or (ii) to the extent that such shareholder owns shares of a particular series equal to or in excess of a percentage of the outstanding shares of that series determined from time to time by the trustees; or (iii) to the extent that such shareholder owns shares of the trust representing a percentage equal to or in excess of such percentage of the aggregate number of outstanding shares of the trust or the aggregate net asset value of the trust determined from time to time by the trustees.

Exhibit C

Financial Highlights

The financial highlights that are included in the Target Funds’ 2013 Semi-Annual Report to shareholders are incorporated by reference into this combined Proxy Statement/Prospectus.  For a free copy of the 2013 Semi-Annual Report, please call 1-855-789-3863.

C-1

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2013

This Statement of Additional Information (the “SAI”) relates to the following proposed reorganizations (the “Reorganizations”):

1.                       Reorganization of STW Long Duration Investment-Grade Bond Fund, a series of The Advisors’ Inner Circle Fund II (a “Target Fund”) into Schroder Long Duration Investment-Grade Bond Fund, a series of Schroder Series Trust (an “Acquiring Fund”).

2.                       Reorganization of STW Broad Tax-Aware Value Bond Fund, a series of The Advisors’ Inner Circle Fund II (a “Target Fund”) into Schroder Broad Tax-Aware Value Bond Fund, a series of Schroder Series Trust (an “Acquiring Fund”).

This SAI contains information which may be of interest to shareholders of the Target Funds but which is not included in the combined Proxy Statement/Prospectus dated [ ], 2013 (the “Proxy Statement/Prospectus”) which relates to the Reorganizations. As described in the Proxy Statement/Prospectus, the Reorganizations would involve the transfer of all the assets of each Target Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of each Target Fund by the Acquiring Fund. Each Target Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of each Target Fund. This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. The Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Target Funds at c/o The Advisors’ Inner Circle Fund II, P.O. Box 219009, Kansas City, MO 64121, or by calling 1-855-STW-FUND (1-855-789-3863).

TABLE OF CONTENTS

Additional Information About Each Acquiring Fund	1

Independent Registered Public Accounting Firms	1

Financial Statements	1

Appendix A — Statement of Additional Information of Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax-Aware Value Bond Fund	A-1

i

ADDITIONAL INFORMATION ABOUT EACH ACQUIRING FUND

Attached hereto as Appendix A is the Statement of Additional Information of Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax-Aware Value Bond Fund, dated [ ], 2013.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, is the independent registered public accounting firm for the Acquiring Funds, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

Ernst & Young LLP, located at One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, PA 19103, is the independent registered public accounting firm for the Target Funds, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

Because the Acquiring Funds have not commenced investment operations, financial statements for the Acquiring Funds are not available.  The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended July 31, 2012 and their unaudited Financial Highlights and Financial Statements included in their Semiannual Report to Shareholders for the period ended January 31, 2013 are incorporated by reference into this SAI. The audited financial statements for the Target Funds included in their Annual Report to Shareholders and incorporated by reference into this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report and have been incorporated by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Pro forma financial information has not been prepared for the reorganization of each Target Fund into the corresponding Acquiring Fund because the Acquiring Funds are newly organized “shell” series with no assets or liabilities that will commence investment operations upon completion of the Reorganizations and continue the operations of the Target Funds. The Target Funds will be the accounting survivors of the Reorganizations.

1

Appendix A — Statement of Additional Information of Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax-Aware Value Bond Fund

A-1

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED

SCHRODER SERIES TRUST

Schroder Long Duration Investment-Grade Bond Fund

Schroder Broad Tax-Aware Value Bond Fund

(the “Funds”)

FORM N-1A

PART B

SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

[ ], 2013

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when accompanied or preceded by a prospectus for the Funds, as amended or supplemented from time to time. This SAI relates to the Investor Shares of the Funds.  Investor Shares of the Funds are offered through a separate prospectus, dated [ ], 2013 (the “Prospectus”).  This SAI contains information that may be useful to investors but which is not included in the Prospectus. Investors may obtain free copies of the Prospectus by calling the Funds at (800) 464-3108. From outside the United States, please call (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.

The most recent annual report for each of STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund (each, a “Predecessor Fund” of the Funds, as described under “Trust History” below), which includes the Predecessor Fund’s audited financial statements for its most recent fiscal period, is incorporated by reference into this SAI.  For a free copy of the annual report, please call [(800) 464-3108].

Schroder Long Duration Investment-Grade Bond Fund

Investor Shares	[Ticker]

Schroder Broad Tax-Aware Value Bond Fund

Investor Shares	[Ticker]

2

Table of Contents

TRUST HISTORY	1
FUND CLASSIFICATION	1
CAPITALIZATION AND SHARE CLASS	2
ADDITIONAL INFORMATION CONCERNING THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES	2
NON-PRINCIPAL INVESTMENTS, INVESTMENT PRACTICES AND RISKS	26
INVESTMENT RESTRICTIONS	29
DISCLOSURE OF PORTFOLIO HOLDINGS	30
MANAGEMENT OF THE TRUST	32
SCHRODERS AND ITS AFFILIATES	38
PORTFOLIO MANAGERS	38
MANAGEMENT CONTRACT	40
ADMINISTRATIVE SERVICES	42
DISTRIBUTOR; DISTRIBUTION PLAN	42
BROKERAGE ALLOCATION AND OTHER PRACTICES	42
DETERMINATION OF NET ASSET VALUE	43
REDEMPTION OF SHARES	44
ARRANGEMENTS PERMITTING FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	45
TAXES	45
PRINCIPAL HOLDERS OF SECURITIES	52
CUSTODIAN	52
LINE OF CREDIT	52
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT	52
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	52
CODE OF ETHICS	53
PROXY VOTING POLICIES AND PROCEDURES	53
LEGAL COUNSEL	53
SHAREHOLDER LIABILITY	53
APPENDIX A	A-1
APPENDIX B	B-1
APPENDIX C	C-1

STATEMENT OF ADDITIONAL INFORMATION

TRUST HISTORY

This Statement of Additional Information (“SAI”) describes two mutual funds (each, a “Fund” and collectively, the “Funds”) offered by Schroder Series Trust (the “Trust”).

The Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 6, 1993.  The Trust’s Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.  Schroder Series Trust currently comprises seven series, of which two series, Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax-Aware Value Bond Fund, are described in this SAI.

Shares of each Fund are being offered through the Prospectus and this SAI only after the closing of the acquisition by Schroder Long Duration Investment-Grade Bond Fund of the assets of STW Long Duration Investment-Grade Bond Fund, a series of The Advisors’ Inner Circle Fund II, and the acquisition by Schroder Broad Tax-Aware Value Bond Fund of the assets of STW Broad Tax-Aware Value Bond Fund, a series of The Advisors’ Inner Circle Fund II (together with STW Long Duration Fund, the “Predecessor Funds”) pursuant to an Agreement and Plan of Reorganization dated [ ], 2013 (the “Fund Mergers”).  Each of the Predecessor Funds had been advised by STW Fixed Income Management LLC (“STW”) since their inception on October 3, 2011, and on [ ], 2013, Schroder U.S. Holdings Inc., the parent company of Schroder Investment Management North America Inc. (“Schroders”), acquired all outstanding interests in STW.  Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.  Accordingly, all performance and other information shown for the Funds for periods prior to the date of this SAI is that of the Predecessor Funds.

Schroders serves as investment manager to the Funds.  STW serves as investment sub-adviser to the Funds.

FUND CLASSIFICATION

Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”).

The Funds are “diversified” investment companies under the Investment Company Act, which means that with respect to 75% of a Fund’s total assets (i) that Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of that Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S. Government securities or securities of other investment companies) and (ii) that Fund may not invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (this limitation does not apply to investments in U.S. Government securities or securities of other investment companies).  Neither Fund is subject to this limitation with respect to the remaining 25% of its total assets.  To the extent a Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer’s securities declines.

Under the United States Internal Revenue Code of 1986, as amended (the “Code”), to qualify as a regulated investment company (a “RIC”), a Fund must meet certain diversification requirements as determined at the close of each quarter of each taxable year. For instance, no more than 25% of a Fund’s assets can be invested in the securities of any one issuer other than U.S. Government securities and securities of other regulated investment companies or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. In addition, at least 50% of the market value of a Fund’s assets must be represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. Thus, up to 50% of a Fund’s total assets can consist of the securities of as few as two issuers (so long as no issuer’s securities comprise more than 25% of such Fund).

These policies may not be changed without the vote of a “majority of the outstanding voting securities” (as defined below in “Investment Restrictions”) of the relevant Fund.

CAPITALIZATION AND SHARE CLASSES

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares.  The shares of the Funds currently have one class, Investor Shares. The Funds may suspend the sale of shares at any time.

Shares of each Fund entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Fund on matters affecting a particular Fund, as determined by the Trustees.  For example, a change in a fundamental investment policy for a Fund would be voted upon only by shareholders of that Fund.  Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Trust’s Declaration of Trust.  Shares have no preemptive or subscription rights, and are transferable.  Shares are entitled to dividends as declared by the Trust as approved by the Trustees.

ADDITIONAL INFORMATION CONCERNING THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

The following discussion provides additional information concerning the Funds’ principal investment strategies and the principal risks of the Funds described in the Prospectus.  The following is a combined description of investment strategies, investments, and risks for many of the Schroder mutual funds, and certain strategies, investments, or risks described below may not apply to your Fund.  Unless a strategy or investment described below is specifically prohibited by a Fund’s investment restrictions as set forth in the Prospectus or under “Investment Restrictions” in this SAI, a Fund may engage in any of the strategies or make any of the investments described below (either as a principal or a non-principal strategy or investment). Subject to the foregoing, the Funds may engage in any of the investment strategies or purchase any of the investments described below directly, through their investment in one or more other investment companies, or through hybrid instruments, structured investments, or other derivatives, described below.  References in this section to Schroders include STW, as applicable.

Equity Securities.  Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks.  Common stocks represent an equity or ownership interest in an issuer.  Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has priority over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and riskier than some other forms of investment, particularly debt securities. Therefore, the value of an investment in a Fund may at times decrease instead of increase.

Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Smaller Company Equity Securities.  Investments in equity securities of companies with small market capitalizations may involve greater risk than is usually associated with larger, more established companies.  These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization.  Such growth rates may in turn be reflected in more rapid share price appreciation.  However, companies with small market capitalizations often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group.  These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalizations or market averages in general.  Therefore, to the extent a Fund invests in securities with small market capitalizations, the net asset value of the Fund may fluctuate more widely than market averages.

Preferred Stock.  Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to holders of other stocks such as common stocks, dividends at a specified rate and a fixed share of proceeds resulting from a liquidation of the company.  Preferred stock, unlike common stock, generally has a stated dividend rate payable from the corporation’s earnings.  Preferred stock dividends may be “cumulative” or “non-cumulative.”  “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid to preferred stockholders before dividends can be paid on the issuer’s common stock.  Preferred stock may be “participating” stock, which means that it may be entitled to a dividend that exceeds the stated dividend in certain cases.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

A company’s preferred stock generally pays a dividend only after the company makes required payments to holders of its bonds and other debt.  In addition, the rights of preferred stock on distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights of holders of the company’s bonds or other creditors.  As a result, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stocks of small companies may be more vulnerable to adverse developments than those of larger companies.

Certain Derivative Instruments.  Derivative instruments are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency.  Use of derivatives other than for hedging purposes may be considered speculative, and when a Fund invests in a derivative instrument it could lose more than the principal amount invested.  A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The counterparties to the Funds’ derivatives transactions may not be considered the issuers of securities for certain purposes of the 1940 Act and the Code.  The Funds’ adviser will monitor the Funds’ credit risk exposure to derivative counterparties to prevent excess concentration to any one counterparty.

A Fund may use these “derivatives” strategies for hedging purposes or, to the extent permitted by applicable law, to increase its current return.  A Fund may also use derivatives to gain exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.  For example, a Fund may seek to obtain market exposure to the securities in which it may invest by entering into forward contracts or similar arrangements to purchase those securities in the future.  Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, described in the Prospectus and in this SAI.

Options. A Fund may purchase and sell put and call options on its portfolio securities to protect against changes in market prices and for other purposes.

Call options. A Fund may write call options on its portfolio securities for various purposes, including without limitation to realize a greater current return through the receipt of premiums than it would realize on its securities alone.  Such transactions may also be used as a limited form of hedging against a decline in the price of securities owned by a Fund. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date.  A Fund may write covered call options or uncovered call options. A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities. When a Fund has written an uncovered call option, the Fund will not necessarily hold securities offsetting the risk to the Fund. As a result, if the call option were exercised, the Fund might be required to purchase the security that is the subject of the call at the market price at the time of exercise. The Fund’s exposure on such an option is theoretically unlimited.

In return for the premium received when it writes a call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of the sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction.  A Fund may enter into closing purchase transactions in order to realize a profit on a previously written call option or, in the case of a covered call option, to free itself to sell the underlying security or to write another call on the security or protect a security from being called in an unexpected market rise.

Any profits from a closing purchase transaction in the case of a covered call option may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a covered call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Covered put options. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value.  This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy.  Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, are able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to enhance its current return. A Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

Options on foreign securities. It is expected that risks related to options on foreign securities will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

Risks involved in the sale of options. Options transactions involve certain risks, including the risks that Schroders. will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroders to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange that provides a secondary market for an option of the same series. Although a Fund will enter into an option position only if Schroders believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroders believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of Schroders may be considered such a group. These position limits may restrict the Funds’ ability to purchase or sell options on particular securities.

As described below, each Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter markets. Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options. Options in the over-the-counter market may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The Options Clearing Corporation. A Fund will, however, engage in over-the-counter options transactions only when appropriate exchange-traded options transactions are unavailable and when, in the opinion of Schroders, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

Government regulations, particularly the requirements for qualification as a RIC under the Code, may also restrict a Trust’s use of options.

Futures Contracts.  A Fund may buy and sell futures contracts, options on futures contracts, and related instruments in order to hedge against the effects of adverse market changes or to increase current return.  Depending upon the change in the value of the underlying security or index when that Fund enters into or terminates a futures contract, that Fund may realize a gain or loss.

Futures on Securities and Related Options.  A futures contract on a security is a binding contractual commitment that, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return.  By purchasing futures on securities — assuming a “long” position — the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price.  By selling futures on securities — assuming a “short” position — it will legally obligate itself to make the future delivery of the security against payment of the agreed price.  Open futures positions on securities will be valued at the most recent settlement price, unless that price does not, in the judgment of the Trusts’ fair value committee, reflect the fair value of the contract, in which case the positions will be fair valued by the Trustees or the fair value committee.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss.  While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears in Schroders’ judgment economically advantageous for the Fund to do so.  A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Fund’s sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on securities seeks to establish more certainty with respect to the effective rate of return on portfolio securities.  A Fund may, for example, take a “short” position in the futures market by selling contracts for the future delivery of securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund’s portfolio securities.  When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures on securities.  This would be done, for example, when a Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets.  If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

A Fund may also use futures to adjust the duration of its fixed income portfolio and otherwise to manage (increase or decrease) its exposure to interest rate risk

Successful use by a Fund of futures contracts on securities is subject to Schroders’ ability to predict correctly movements in the direction of the security’s price and factors affecting markets for securities.  For example, if a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the market prices of securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities that it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements.  A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on certain futures contracts, as they become available.  Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.  As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series.  There is no guarantee that such closing transactions can be effected.  A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements, and, in addition, net option premiums received will be included as initial margin deposits.  See “Margin Payments” below.  Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs.  However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of securities.  The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Index Futures Contracts and Options.  A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made.  A unit is the current value of the index.  A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made.  A unit is the current value of the stock index.

Depending on the change in the value of the index between the time when a Fund enters into and terminates an index futures transaction, a Fund may realize a gain or loss.  The following example illustrates generally the manner in which index futures contracts operate.  The Standard & Poor’s 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks.  In the case of the S&P 100 Index, contracts are to buy or sell 100 units.  Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180).  The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.  For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4).  If a Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures.

In order to hedge a Fund’s investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroders’ judgment, have a significant correlation with movements in the prices of the Fund’s portfolio securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position.  If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, a Fund may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges.  Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option.  Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.”  This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.”

A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices that it has purchased.  A Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs.  The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Margin Payments.  When a Fund purchases or sells a futures contract, it is required to deposit with its custodian or with a futures commission merchant an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract.  This amount is known as “initial margin.”  The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.  Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.”  These payments are called “variation margin” and are made as the value of the underlying futures contract fluctuates.  For example, when a Fund sells a futures contract and the price of the underlying security rises above the delivery price, the Fund’s position declines in value.  The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.  Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund’s futures position increases in value.  The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain.  Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

Liquidity Risks.  Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures.  Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.  If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin.  However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated.  In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts.  The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market.  It is not certain that such a market will develop.  Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging Risks.  There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device.  One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or in the prices of a Fund’s securities that are the subject of a hedge.  Schroders will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund’s portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Schroders’ ability to predict correctly movements in the direction of the market.  It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline.  If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities.  In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions.  First, all participants in the futures market are subject to margin deposit requirements.  Such requirements may cause investors to close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying security or index and futures markets.  Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do.  Increased participation by speculators in the futures markets may also cause temporary price distortions.  Due to the possibility of price distortion, even a correct forecast of general market trends by Schroders may still not result in a successful hedging transaction over a very short time period.

Lack of Availability.  Because the markets for certain options and futures contracts and other derivative instruments in which a Fund may invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, a Fund’s ability to engage in transactions using such instruments may be limited.  Suitable derivative transactions may not be available in all circumstances and there is no assurance that a Fund will engage in such transactions at any time or from time to time.  A Fund’s ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

Other Risks.  A Fund will incur brokerage fees in connection with its futures and options transactions.  In addition, while futures contracts and options on futures may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks.  Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.  Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. A Fund may be required to segregate certain of its assets on the books of its custodian in respect of derivative transactions entered into by the Fund.  As open-end investment companies, registered with the U.S. Securities and Exchange Commission (“SEC”), the Trusts are subject to federal securities laws, including the Investment Company Act, related rules and various SEC and SEC Staff positions.  In accordance with these positions, with respect to certain kinds of derivatives, each Trust must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or Staff-approved measures while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Trust must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value.  With respect to forwards and futures that are contractually required to “cash-settle,” however, a Trust is permitted to set aside liquid assets in an amount equal to a Trust’s daily marked-to-market (net) obligation (i.e., a Trust’s daily net liability, if any) rather than the notional value.  By setting aside assets equal to only its net obligation under cash-settled forward or futures a Trust will have the ability to employ leverage to a greater extent than if a Trust were required to segregate assets equal to the full notional value of such contracts.  The use of leverage involves certain risks.  Each Trust reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its Staff.

The Funds are sponsored by Schroders who is registered with the Commodity Futures Trading Commission (the “CFTC”) as a “commodity pool operator” and “commodity trading adviser” under the Commodity Exchange Act (“CEA”).  However, the Funds have claimed an exclusion from the term “commodity pool” pursuant to Rule 4.5 under the CEA; therefore, neither a Fund nor Schroders (with respect to the Funds) is subject to registration or regulation as a “commodity pool operator” under the CEA.  To remain eligible for the exclusion under Rule 4.5 as it has recently been amended by the CFTC, a Fund will be limited in its ability to use futures and options on futures and engage in certain swaps transactions.  In the event that a Fund’s investments in certain derivative instruments regulated under the CEA (“commodity interests”), including futures, swaps and options on futures, exceed a certain threshold, Schroders may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to the Fund.  A Fund’s eligibility to claim the exclusion will be based upon the level and scope of its investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests.  For example, Rule 4.5 requires a fund with respect to which the sponsor is claiming the exclusion to, among other things, satisfy one of the two following trading thresholds: (i) the aggregate initial margin and premiums required to establish positions in commodity interests cannot generally exceed 5% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses; or (ii) the aggregate net notional value of commodity interests not used solely for “bona fide hedging purposes,” determined at the time the most recent position was established, cannot generally exceed 100% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such positions it has entered into.  In the event a Fund becomes unable to rely on the exclusion in Rule 4.5 and Schroders is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase.  The CFTC’s recent amendments to the CEA, including Rule 4.5, have been challenged in court, and the outcome of this challenge is currently unknown.  The effect of the rule changes on the operations of a Fund and Schroders is not fully known at this time.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may in the future also apply to certain other derivatives positions the Funds may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may in the future be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Funds do not intend to exceed applicable position limits, it is possible that different clients managed by Schroders and its affiliates may be aggregated for this purpose. Therefore it is possible that in the future the trading decisions of Schroders may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Funds.

Foreign Investments. Foreign investments include securities principally traded in foreign markets, Eurodollar certificates of deposit, and other certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities.  There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.  Also, because foreign securities are normally denominated and traded in foreign currencies, the values of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between currencies.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments, which could affect the values of investments in those countries.  Companies in some foreign countries may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government.  Investments in such companies may subject a Fund to the risk that these companies’ reputation and price in the market will be adversely affected.  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer.  Also, the laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

Special tax considerations apply to foreign securities.

Income received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice.  Any such taxes paid by a Fund will reduce its net income available for distribution to shareholders.  In certain circumstances, a Fund may be able to elect to permit shareholders to claim a credit or deduction on their income tax returns with respect to foreign taxes paid by a Fund.

Emerging Market Securities.  Emerging market securities are securities of companies determined by Schroders to be “emerging market” issuers.  The risks of investing in foreign securities are particularly high when securities of issuers based in developing or emerging market countries are involved.  Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries.  These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets.  Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities.  Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.

Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Foreign Currency Transactions. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both “transaction hedging” and “position hedging.”

When a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of that Fund generally arising in connection with the purchase or sale of its portfolio securities.  A Fund will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency.  By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging.  A Fund may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts.

For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.  A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option.  A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option.  A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.  A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.  When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by a Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which a Fund expects to purchase.  In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.  A Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of a Fund’s portfolio securities at the expiration or maturity of a forward or futures contract.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, a Fund may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell.  They simply establish a rate of exchange that one can achieve at some future point in time.  Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain that might result from the increase in the value of such currency.  Also, suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will utilize hedging transactions at any time or from time to time.

A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

Special tax considerations apply to transactions in debt securities denominated in foreign currencies, foreign currency forward contracts (see below) and certain other foreign currency positions, which may affect the timing, amount and character of distributions to shareholders.

Currency Forward and Futures Contracts.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract.  In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.  The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract.  Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects.  For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month.  Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts.  Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required.  A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract.  Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.  Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade that provides a secondary market in such contracts or options.  Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time.  In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

Foreign Currency Options.  Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have been listed on several exchanges.  Such options will be purchased or written only when Schroders believes that a liquid secondary market exists for such options.  There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.  Options on foreign currencies are affected by all of those factors that influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security.  Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable.  The interbank market in foreign currencies is a global, around-the-clock market.  To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

Foreign Currency Conversion.  Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Convertible Securities.  Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.  Convertible securities provide for streams of income with yields that are generally higher than those of common stocks.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

Convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the holder may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

Investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. A Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to that Fund.

Warrants to Purchase Securities.  Bonds issued with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.  Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate.  A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.

Equity-linked warrants are purchased from a broker, who in turn is expected to purchase shares in the local market and issue a call warrant hedged on the underlying holding.  If the Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds.  Each warrant represents one share of the underlying stock.  Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock, less transaction costs.  Equity-linked warrants are valued at the closing price of the underlying security, then adjusted for stock dividends declared by the underlying security. In addition to the market risk related to the underlying holdings, a Fund bears additional counterparty risk with respect to the issuing broker.  Moreover, there is currently no active trading market for equity-linked warrants.

Index-linked warrants are put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices.  Index-linked warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index-linked warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index-linked warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

The risks of using index-linked warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index-linked warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index-linked warrants generally have longer terms than index options. Index-linked warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index-linked warrants may limit the holder’s ability to exercise the warrants at such time, or in such quantities, as it would otherwise wish to do.

Synthetic warrants are proprietary instruments, issued by financial institutions. The price, performance and liquidity of such warrants will generally fluctuate more than those of the underlying securities because of the greater volatility of the warrants market. In addition as the issuer of a synthetic warrant is different from that of the underlying security, it is subject to the additional risk that the issuer of the synthetic warrant will be unwilling or unable to perform its obligations under the transactions which may result in a loss to the investor.

Real Estate Investment Trusts.  Real estate investment trusts (“REITs”) include equity REITs and mortgage REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code, and to maintain exemption from registration under the 1940 Act.

Investments in Pooled Vehicles.  Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle, and, in general, subjects it to a pro rata portion of the other pooled vehicle’s fees and expenses.  Exchange-traded funds (“ETFs”) are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of securities that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”) and iShares, which may be purchased from the UIT or investment company issuing the securities or purchased in the secondary market. SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representation regarding the advisability of investing in the Fund.) The market price for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.

Depositary Receipts.  These may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or other similar securities representing ownership of foreign securities (collectively, “Depositary Receipts”).  Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution.  Transactions in Depositary Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.  GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

Investments in non-U.S. issuers through Depositary Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations.  Costs may be incurred in connection with conversions between various currencies.  A Fund may enter into forward currency contracts and purchase currencies on a spot basis to reduce currency risk; however, currency hedging involves costs and may not be effective in all cases.

Swap Agreements.  Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, or other indices or measures.

In a “credit default” swap transaction, one party pays what is, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in an event of default (or similar events) by a third party on its obligations.  Therefore, in a credit default swap, a Fund may pay a premium and, in return, have the right to put certain bonds or loans to the counterparty upon default by the issuer of such bonds or loans (or similar events) and to receive in return the par value of such bonds or loans (or another agreed upon amount). A Fund could also receive the premium referenced above, and be obligated to pay a counterparty the par value of certain bonds or loans upon a default (or similar event) by the issuer. A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

Recent legislative and regulatory reforms, including the Dodd-Frank Wall Street Reform and Consumer Protection Act, are expected to result in new regulation of swap agreements, including clearing, margin, reporting, recordkeeping and registration requirements. New regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to a Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and a Fund may as a result be unable to execute its investment strategies in a manner Schroders might otherwise choose. It is also unclear how the regulatory changes will affect counterparty risk.

Hybrid Instruments. These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of depositor other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments would likely take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between a Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Structured Investments.  A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Equity-Linked Notes. An equity-linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock, a basket of stocks or a stock index. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate.

There are risks associated with investment in equity-linked notes. The return on a note is based on the performance of a designated stock, a basket of stocks or an equity index, and in a period of underperformance, the Fund may lose some or all of its investment in the note. The maximum return on a note may be limited to a specified amount, so even if the investment manager’s view of the underlying stock(s) or index is correct, the gain may be limited. There is no guarantee that a specific, or any, return or yield on an investment will be made. There is also the possibility that a note issuer may default on its obligations under the note.

Private Placements and Restricted Securities.  Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when Schroders believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

While private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often “restricted securities,” i.e., securities that cannot be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or that are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.  Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an “underwriter” for purposes of the 1933 Act when selling restricted securities to the public, and in such event a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. If no qualified institutional buyers are interested in purchasing the securities, then a Fund may not be able to sell such securities.

Illiquid Securities. Illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk.

Inverse Floaters.  Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels—rising when prevailing short-term interest rate fall, and vice versa.  The prices of inverse floaters can be highly volatile and some inverse floaters may be “leveraged,” resulting in increased risk and potential volatility.  A Fund may use inverse floaters for hedging or investment purposes.  Use of inverse floaters other than for hedging purposes may be considered speculative.

Over-the-Counter Securities.  Over-the-counter securities are not traded on a recognized securities exchange. They may be more difficult to sell under some market conditions than securities traded on exchanges.  As described below under “Determination of Net Asset Value,” unlisted securities for which market quotations are readily available generally are valued at the most recently reported sale prices on any day or, in the absence of a reported sale price, at mid-market prices.  Market quotations may not be readily available for all over-the-counter securities.  If a Fund is not able to sell such securities at a price at which such Fund has valued the securities for purposes of calculating its net asset value, such Fund’s net asset value will decrease.

When-Issued Securities.   Debt securities are often issued on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to a Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income. While a Fund may sell its right to acquire when-issued securities prior to the settlement date, a Fund may intend actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund’s net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other liquid securities at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Zero-Coupon Securities. Zero-coupon securities are debt obligations that are generally issued at a discount and payable in full at maturity, and that do not provide for current payments of interest prior to maturity.  Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities. A Fund is required to accrue income on these securities, even though the Fund is not receiving the income in cash on a current basis. Thus, a Fund may have to sell investments, including when it may not be advisable to do so, to make required income distributions under U.S. federal income tax laws.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons that have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the “corpus”) of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). CATS and TIGRS are not considered U.S. Government securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Fixed Income Securities.  In periods of declining interest rates, the yield (income from portfolio investments) of a Fund may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund may tend to be lower. In addition, when interest rates are falling, the inflow of net new money to a Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund’s portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund can generally be expected to change as general levels of interest rates fluctuate. The values of fixed income securities in a Fund’s portfolio generally vary inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.  A Fund may purchase fixed income securities issued by companies of any market capitalization, including small and micro cap companies. Such investments may involve greater risk than is usually associated with larger, more established companies.

U.S. Government Securities. A Fund may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years.  Certain U.S.  Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage- backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected through 2012.

While the U.S. Treasury is committed to offset negative equity at Fannie Mae and Freddie Mac through its preferred stock purchases through 2012, no assurance can be given that the initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date. In addition, Fannie Mae and Freddie Mac are also the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

Corporate Bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Lower-Rated Securities, Unrated Securities, and Securities in Default. A Fund may invest up in lower-rated fixed-income securities (commonly known as “junk bonds”).  A Fund may invest in securities that are in default, and which offer little or no prospect for the payment of the full amount of unpaid principal and interest, although normally, a Fund will not invest in securities unless a nationally recognized statistical rating organization (for example, Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Service (“Standard & Poor’s”), or Fitch Investors Service, Inc. (“Fitch”)) has rated the securities CC- (or the equivalent) or better, or the Fund’s adviser has determined the securities to be of comparable quality. The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.  The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities.  In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating.  Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.  In addition, the rating assigned to a security by Moody’s or Standard & Poor’s (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates.  A decrease in interest rates will generally result in an increase in the value of a Fund’s assets.  Conversely, during periods of rising interest rates, the value of a Fund’s assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries.  Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities.  Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.  Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a Fund’s net asset value.  A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.  The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a portion of a Fund’s assets may be invested in an issue of which the Fund, by itself or together with other funds and accounts managed by Schroders or its affiliates, holds all or a major portion.  Although Schroders generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when Schroders believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held.  Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.  In order to enforce its rights in the event of a default, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on such securities.  This could increase the Fund’s operating expenses and adversely affect the Fund’s net asset value.  In addition, a Fund’s intention to qualify as a RIC under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers.

Certain securities held by a Fund may permit the issuer at its option to “call,” or redeem, its securities.  If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Zero-coupon bonds are issued at a significant discount for their principal amount in lieu of paying interest periodically.  Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.  Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.  Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments.  Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash.  A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash.  Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

To the extent a Fund invests in securities in the lower rating categories, the achievement of the Fund’s goals is more dependent on Schroders’ investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.  This also may be true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Mortgage Pass-Through Securities. A Fund may invest in mortgage pass-through securities. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome.

Most transactions in mortgage pass-through securities occur through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date. A Fund may use TBA transactions in several ways. For example, a Fund may enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and a Fund’s adviser will monitor the creditworthiness of such counterparties. A Fund’s use of “TBA rolls” may cause a Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than other Funds.

The Funds intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements, commercial paper (including asset-backed commercial paper) or other high-quality, liquid short-term instruments, which may include money market funds affiliated with the Fund’s adviser.

Mortgage Related and Asset-Backed Securities. Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event a Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return its adviser expected.

The types of mortgages underlying securities held by the Funds may differ and may be affected differently by market factors.  For example, a Fund’s investments in residential mortgage-backed securities will likely be affected significantly by factors affecting residential real estate markets and mortgages generally; similarly, investments in commercial mortgage-backed securities will likely be affected significantly by factors affecting commercial real estate markets and mortgages generally.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Fund.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

If a Fund purchases mortgage-backed and asset-backed securities that are ‘subordinated’ to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called ‘subprime’ mortgages.  An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

CMOs and CMO residuals may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs and CMO residuals may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs and CMO residuals represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

In the case of CMO residuals, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer.

The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See below with respect to stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup some or all of its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed illiquid.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for mortgage-backed securities, particularly stripped mortgage-backed securities, or those comprised of subprime mortgages (mortgages rated below A, or its equivalent, by Standard & Poor’s, Moody’s or Fitch) may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Government National Mortgage Association (“GNMA”). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. Government within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the full faith and credit of the U.S. Government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA- insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund’s shares. To buy GNMA securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which a Fund may lose if prepayment occurs.

Federal National Mortgage Association (“FNMA”). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. Government, guarantees their timely payment of principal and interest.

Freddie Mac.  Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. Government, guarantees timely payment of principal and interest.

Commercial Banks, Savings and Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers and other Secondary Market Issuers.  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & Freddie Mac because they are not guaranteed by a government agency.

Bank Loans and Other Floating Rate Loans. By purchasing a bank loan, the holder acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants that must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank that has negotiated and structured the loan and that is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The ability of a holder of a bank loan to receive payments of principal and interest and other amounts in connection with a loan held by it will depend primarily on the financial condition of the borrower. The failure by the holder to receive scheduled interest or principal payments on a loan would adversely affect the income of the holder and would likely reduce the value of its assets, which would be reflected in a reduction in its net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting a loan, however, Schroders would not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Schroders’ analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Schroders will be unable to access non-public information to which other investors in syndicated loans may have access. Because loans are not generally rated by independent credit rating agencies, a decision to invest in a particular loan will depend almost exclusively on Schroders’, and the original lending institution’s, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans.

Loans may be structured in different forms, including novations, assignments and loan participations. In a novation, the purchaser assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The purchaser assumes the position of a co-lender with other syndicate members. As an alternative, the purchaser may purchase an assignment of a portion of a lender’s interest in a loan. In this case, the purchaser may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan. The purchaser may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The purchaser may also acquire a loan directly by acting as a member of the original lending syndicate.

The purchaser will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to it such payments and to enforce its rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the purchaser from receiving principal, interest and other amounts with respect to the underlying loan. If the Fund is required to rely upon a lending institution to pay to the Fund principal, interest and other amounts received by it, Schroders will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which a Fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Under current market conditions, most of the corporate loans available for purchase will represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such loans in secondary markets. As a result, a purchaser may be unable to sell a loan at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain loans may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the holder would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan. Certain of the loans acquired by the Fund may also involve loans made in foreign currencies. A Fund’s investment in such loans would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in floating rate loans, Schroders may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the a Fund’s portfolio. Possession of such information may in some instances occur despite Schroders’ efforts to avoid such possession, but in other instances Schroders may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Schroders’ ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on Schroders’ ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Schroders may hold other securities issued by borrowers whose floating rate loans may be held in a Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in a Fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, Schroders may owe conflicting duties to the Fund and other client accounts. Schroders will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Schroders’ client accounts collectively held only a single category of the issuer’s securities.

Short-Term Investments. To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. Government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

Bank Obligations. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Funds. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances.  Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Money Market Securities. Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as Standard & Poor’s Ratings Service (“S&P”) or Moody’s Investor Service (“Moody’s”), or determined by the Fund’s adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see “Appendix C – Long-Term and Short-Term Ratings” to this SAI.

Commercial Paper. Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody’s or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody’s or by S&P. See “Appendix C – Long-Term and Short-Term Ratings” for a description of commercial paper ratings.

Yankee Bonds. Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investments in these securities involve certain risks that are not typically associated with investing in domestic securities.

Forward Commitments. A Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the Fund of an advantageous yield or price.

A Fund may dispose of a commitment prior to settlement if Schroders deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Floating Rate and Variable Rate Demand Notes.  Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Municipal Bonds. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes; they include, for example, general obligations of a state or other government entity supported by its taxing powers to acquire and construct public facilities, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include obligations of states, public authorities or political subdivisions to finance privately owned or operated facilities or public facilities financed solely by enterprise revenues. Changes in law or adverse determinations by the Internal Revenue Service (“IRS”) or a state tax authority could make the income from some of these obligations taxable.  Neither of the Funds expects to qualify to pass through to shareholders the tax-exempt character of interest on municipal bonds.

Short-term municipal bonds are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

Certain types of “private activity” bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term municipal bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute municipal bonds, although current federal tax laws place substantial limitations on the size of such issues.

Participation interests. A Fund may invest in municipal bonds either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal bonds, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal bonds will be exempt from federal income tax to the same extent as interest on the municipal bonds. A Fund may also invest in municipal bonds by purchasing from banks participation interests in all or part of specific holdings of municipal bonds. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the purchaser in connection with the arrangement.

Stand-by commitments. A purchaser of municipal bonds may have the ability to acquire stand-by commitments from banks and broker-dealers with respect to those municipal bonds. A stand-by commitment may be considered a security independent of the municipal bond to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying municipal bond to a third party at any time. It is expected that stand-by commitments generally will be available without the payment of direct or indirect consideration. It is not expected that a Fund would assign any value to stand-by commitments.

Yields. The yields on municipal bonds depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the municipal bonds that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of municipal bonds or changes in the investment objectives of investors. Subsequent to purchase, an issue of municipal bonds or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. Neither event will require the elimination of an investment from a Fund’s portfolio, but Schroders will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

“Moral obligation” bonds. A Fund does not currently intend to invest in so-called “moral obligation” bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the “moral obligation,” meets the investment criteria established for investments by a Fund.

Municipal leases. Lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the purchaser’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which a Fund may invest, including municipal bonds, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of municipal bonds.  Further proposals limiting the issuance of municipal bonds may well be introduced in the future. If it appeared that the availability of municipal bonds for investment by a Fund and the value of a Fund’s portfolio could be materially affected by such changes in law, the Trustees would reevaluate its investment objective and policies and consider changes in the structure of a Fund or its dissolution.

General Considerations Relating to State Specific Municipal Securities. With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the State’s legislature in regards to the State’s personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of the State’s municipal securities for investment by a Fund and the value of a Fund’s investments.

Special Considerations Relating to California Municipal Securities. The Broad Tax-Aware Value Bond Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Developments in California may adversely affect the securities held by the Fund. Because the Fund may invest more than 25% of its assets in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest a lesser percentage of their assets in such securities. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. Although California’s economy is broad, it has major concentrations in certain industries and may be sensitive to economic problems affecting those industries. Economic activity may be more cyclical in California than in some other states or in the nation as a whole. From time to time the State of California and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of California municipal securities. In addition, investments in California municipal securities may be affected by natural disasters, such as earthquakes, which could impair an issuer’s ability to pay principal and/or interest on its obligations.

Special Considerations Relating to New York Municipal Securities. The Broad Tax-Aware Value Bond Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers. Developments in New York may adversely affect the securities held by the Fund. Because the Fund may invest more than 25% of its assets in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest a lesser percentage of their assets in such securities. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New York municipal market. Additionally, as the nation’s financial capital, New York’s economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Economic activity may be more cyclical in New York than in some other states or in the nation as a whole. From time to time the State of New York and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New York municipal securities.

Special Considerations Relating to Texas Municipal Securities. The Broad Tax-Aware Value Bond Fund’s performance will be affected by the fiscal and economic health of the State of Texas, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Texas municipal issuers. Developments in Texas may adversely affect the securities held by the Fund. Because the Fund may invest more than 25% of its assets in securities issued by Texas and its municipalities, it is more vulnerable to unfavorable developments in Texas than are funds that invest a lesser percentage of their assets in such securities. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Texas municipal market. Important sectors of Texas’s economy include the oil and gas industry (including drilling, production, refining, chemicals and energy-related manufacturing) and high technology manufacturing (including computers, electronics and telecommunications equipment), along with an increasing emphasis on international trade. Each of these sectors has from time to time suffered from economic downturns. Adverse conditions in one or more of these sectors could have an adverse impact on Texas municipal securities.

NON-PRINCIPAL INVESTMENTS, INVESTMENT PRACTICES AND RISKS

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus and this SAI, the Funds may employ other investment practices and may be subject to additional risks, which are described below.

Short Sales.  Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund may realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.  A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position.  There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price.  In addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

Loans of Fund Portfolio Securities.  A Fund may lend its portfolio securities, provided:  (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the Fund’s portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund.  While a Fund may loan portfolio securities with an aggregate market value of up to one third of the Fund’s total assets at any time, entering into securities loans is not a principal strategy of any Fund and the risks arising from lending portfolio securities are not principal risks of investing in the Funds.  In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.  The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.  Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.  A Fund will not lend portfolio securities to borrowers affiliated with that Fund.  The Funds do not currently expect to engage in securities lending.

Master Limited Partnerships.  A Fund may invest in master limited partnerships (“MLPs”), which are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of investments, including credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

A Fund may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as master limited partnerships.

A Fund’s investments in MLPs may be limited by the Fund’s intention to qualify as a RIC for U.S. federal income tax purposes, and special tax considerations may apply.  See “Taxes” below for more information.

Repurchase Agreements.  A Fund may enter into repurchase agreements without limit.  A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest).  It is the Trust’s present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition, and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other investment grade short-term debt obligations.  Repurchase agreements may also be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase.  Schroders will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.  If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.  In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.

To the extent that a Fund has invested a substantial portion of its assets in repurchase agreements, the Fund’s investment return on such assets, and potentially the Fund’s ability to achieve its investment objectives, will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements.

Reverse Repurchase Agreements. In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price.  During the period between the sale and the repurchase, the Fund will continue to receive principal and interest payments on the securities sold.  The market value of securities sold under a reverse repurchase agreement is typically greater than the amount to be paid for the related forward commitment. Reverse repurchase agreements involve the risk that the buyer of the securities might be unable to deliver them when the Fund seeks to repurchase the securities. If the buyer files for bankruptcy or becomes insolvent, the Fund may be delayed or prevented from recovering the securities from the buyer, and its use of the proceeds of the reverse repurchase agreement may be limited.

A reverse repurchase agreement is similar to a secured borrowing by a Fund and creates investment leverage.  A Fund may enter into reverse repurchase agreements without limit, subject to applicable law and to any limits on borrowing by a Fund at the time in question.  See “Investment Restrictions.”

Temporary Defensive Strategies.  As described in the Prospectus, Schroders may at times judge that conditions in the securities markets make pursuing a Fund’s basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund’s assets.  In implementing these “defensive” strategies, the Fund would invest in investment grade debt securities, cash, or money market instruments to any extent Schroders considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies, and a Fund is not required to use alternate strategies in any case.  One risk of taking such temporary defensive positions is that a Fund may not achieve its investment objective.

Portfolio Turnover. The portfolio turnover rate may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.

Service Providers.  The Funds may be subject to credit risk with respect to the custodian.  In the event of the custodian’s bankruptcy, even if the Funds’ custodian does have sufficient assets to meet all claims, there could be a delay before a Fund receives assets to satisfy their claims.  In addition, in the event of the bankruptcy of the Funds’ administrator, transfer agent or custodian there are likely to be operational and other delays and additional costs and expenses associated with changes in service provider arrangements.

INVESTMENT RESTRICTIONS

Schroder Long Duration Investment-Grade Bond Fund

Schroder Broad Tax-Aware Value Fund

Fundamental Policies:

As fundamental investment restrictions, which may only be changed with approval by the holders of a majority of the outstanding voting securities of that Fund, each of these Funds may not:

1.                                      Issue any class of securities which is senior to the Fund’s shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law from time to time.

Note:  The Investment Company Act currently prohibits an open-end investment company from issuing any senior securities, except to the extent it is permitted to borrow money (see Note following restriction 2, below).

2.                                      Borrow money, except to the extent permitted by applicable law from time to time.

Note:  The Investment Company Act currently permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%. An open-end investment company may also borrow money from other lenders in accordance with applicable law and positions of the SEC and its staff.  The Funds may engage in reverse repurchase agreements without limit, subject to applicable law.

3.                                      Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

4.                                      As to 75% of its total assets, purchase any security (other than Government securities, as such term is defined in the 1940 Act, and securities of other investment companies), if as a result more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer.

Note:  Government securities are defined in the 1940 Act as any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, or any certificate of deposit for any of the foregoing.

5.                                      Purchase any security (other than Government securities, as such term is defined in the 1940 Act) if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry; for clarity, investments in other investment companies will not be considered to be investments in securities of issuers in any one industry.

6.                                      Make loans, including to affiliated investment companies, except to the extent permitted by applicable law from time to time.

7.                                      Purchase or sell commodities or commodity contracts, except to the extent permitted by applicable law from time to time.

8.                                      Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although the Fund may purchase and sell securities that are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts.  (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

Non-Fundamental Policies:

1.                                      It is contrary to the current policy of each Fund, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities that are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

2.                                      Each Fund may, as a matter of non-fundamental policy, engage in short sales of securities as described in this SAI from time to time, although each Fund does not normally invest substantially in short sales.

3.                                      Each Fund may, as a non-fundamental policy, pledge up to one-third of its assets in connection with permissible borrowings by the Fund.

4.                                      Neither Fund will, as a non-fundamental policy, invest in other companies for the purpose of exercising control of those companies.

All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If a Fund ceases to maintain the 300% asset coverage ratio described in the Note following fundamental investment restriction 2, it will be expected to take steps to restore that asset coverage ratio within three days thereafter (excluding Sundays and holidays) or such longer period as may be prescribed by applicable regulations. If the percentage of the assets of a Fund invested in illiquid securities exceeds 15% of its net assets as set forth above in the Funds’ non-fundamental policy number 1, the applicable Fund will take steps to reduce the amount of illiquid securities to meet this non-fundamental policy within a time frame Schroders considers to be in the best interests of the applicable Fund.

Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees without notice to the shareholders.

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

DISCLOSURE OF PORTFOLIO HOLDINGS

Through filings made with the SEC on Form N-CSR and Form N-Q, each Fund makes its full portfolio holdings publicly available to shareholders on a quarterly basis.  Each Fund normally makes such filings on or shortly before the sixtieth day following the end of a fiscal quarter.  Each Fund delivers its complete portfolio schedules for the second and fourth fiscal quarters, required to be filed on Form N-CSR, to shareholders in the Funds’ semi-annual and annual reports.  The Funds do not deliver their complete portfolio schedules for the first and third fiscal quarters, required to be filed on Form N-Q, to shareholders, but these schedules are available on the SEC website at www.sec.gov and on the Schroders website at www.schroderfunds.com.

In addition to filings made with the SEC, each Fund intends to make its full portfolio holdings as of the end of each calendar quarter available on the Fund’s website at www.schroderfunds.com, on the last business day of the following month.  Schroders may exclude from disclosure on the Funds’ website all or any portion of a Fund’s portfolio holdings, or modify the timing of such disclosure, as it deems necessary to protect the interests of the Funds.

To the extent that a Fund’s portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR or Form N-Q, or by being posted to the Funds’ website, such holdings may also be disclosed to any third party that requests them.

Policies and Procedures.  The Funds have adopted policies and procedures with respect to disclosure of the Funds’ portfolio holdings.  These procedures apply both to arrangements, expected to be in place over a period of time, to make available information about the securities in a Fund’s portfolio and with respect to disclosure on a one-time, irregular basis.  These procedures provide that neither Schroders nor STW nor the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.  Portfolio holdings may be disclosed to certain third parties in advance of their public disclosure.  In each instance of such advance disclosure, a determination will have been made by Schroders or STW that such disclosure is supported by a legitimate business purpose of the relevant Fund and that the recipients, except as described below, are subject to an independent duty not to disclose (whether contractually or as a matter of law) or trade on the nonpublic information.  The Funds currently disclose nonpublic portfolio holdings information only to recipients who have agreed in writing with Schroders or STW to keep such information confidential.  In some cases these recipients are subject to a contractual obligation to keep portfolio holdings information confidential including a duty not to trade on the non-public information, and in other cases they are subject to a duty of confidentiality under the federal securities laws to keep information disclosed to them by the relevant Fund confidential.  Recipients of nonpublic portfolio holdings information are also subject to legal requirements prohibiting them from trading on material nonpublic information.  The Funds have no ongoing arrangements to make available nonpublic portfolio holdings information, except pursuant to the procedures described below.  The following list describes the circumstances in which the Funds disclose their portfolio holdings to select third parties:

Portfolio Managers.  Portfolio managers shall have full daily access to portfolio holdings for the Funds for which they have direct management responsibility.  Under Schroders’ code of ethics, portfolio managers are prohibited from disclosing nonpublic information to third parties, other than in accordance with the Funds’ portfolio holdings policies and procedures.  Portfolio managers may release and discuss specific portfolio holdings with various broker-dealers, on an as-needed basis, for purposes of analyzing the impact of existing and future market changes on the prices, availability or demand, and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

Schroders.  Schroders personnel, including personnel of its affiliates that perform services for or related to the Funds, may have full daily access to the Funds’ portfolio holdings.  Employees of STW, Schroder Investment Management Limited and Schroder Fund Advisors LLC (“SFA”) with access to portfolio holdings information are provided with training on the Trust’s policies and procedures regarding disclosure of portfolio holdings information.  Training is provided by the Schroders compliance department in the applicable jurisdiction, after consultation with Schroders plc’s global compliance department located in London. The Trust’s Chief Compliance Officer reports to the Trustees regarding compliance by such affiliates.

External Servicing Agents. The Funds’ primary service providers, including distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information on a daily basis. In addition, third parties that provide services to the Funds, and their affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the Funds’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations (such as Morningstar, Lipper, Thomson and Bloomberg) may also receive or have access to full portfolio holdings information more frequently than publicly available. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Certain Intermediaries and Wrap Program Providers. The Funds may provide more frequent disclosure of the Funds’ portfolio holdings to certain intermediaries and wrap program providers, provided those third parties meet the criteria and approval requirements as set out below under “Other Third Parties.”

Other Third Parties. Any additions to the list of persons eligible to receive portfolio holdings information require approval by the President and Chief Compliance Officer of the relevant Fund.  Such disclosure may only be made where the President and Chief Compliance Officer of the relevant Fund have determined that: (i) the Fund has a legitimate business purpose for the disclosure; (ii) the disclosure is in the best interests of the Fund and its shareholders; and (iii) the recipients are subject to a confidentiality agreement, including a duty not to trade on the non-public information, or the Funds’ President and Chief Compliance Officer have determined that the policies of the recipient are adequate to protect the information that is disclosed and the entity is subject to a duty of confidentiality under the federal securities laws.  In making such determinations, the President and Chief Compliance Officer of the Fund shall review, among other considerations: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Schroders to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; and (viii) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.  Such disclosures shall be reported to the Board of Trustees.

The Trust recently provided access to more frequent portfolio holdings disclosure with respect to series of the Trust with a wrap program administered by an unaffiliated entity, after a confidentiality agreement was signed and it was established that they met the other criteria outlined above.

In general, the Funds’ policies and procedures provide that disclosure by Schroders of information about the holdings of client accounts other than the Funds’ accounts is governed by the policies relating to protection of client information pursuant to Regulation S-P. Details about the holdings of any portfolio other than the Funds, however, may provide holdings information that is substantially identical to holdings of the Funds that have not yet been publicly released. The President and Chief Compliance Officer may approve disclosure by Schroders or STW of non-Fund portfolios other than to clients holding the portfolios and their consultants, provided they make certain determinations set forth in the Funds’ policies and procedures.

Nothing in the Funds’ policies and procedures prohibits any investment group from providing to a research service provider a coverage list that identifies securities that the investment group follows for research purposes provided that: (i) the list of securities does not consist exclusively of the current portfolio holdings of any Fund; and (ii) no information about actual holdings by any account is included.

The Board of Trustees of the Trust reviews and reapproves the policies and procedures related to portfolio disclosure, including the list of approved recipients, as often as deemed appropriate, but not less than annually, and may make any changes it deems appropriate.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for the general oversight of the Trust’s business. Subject to such policies as the Trustees may determine, Schroders serves as adviser to the Funds and STW, an affiliate of Schroders, serves as sub-adviser responsible for portfolio management for the Funds. Subject to the control of the Trustees, Schroders manages the Funds’ other affairs and business.

THE BOARD OF TRUSTEES

The Board of Trustees of the Trust is currently comprised of four Trustees, three of whom are not “interested persons” (as defined in the Investment Company Act) of the Trust (each, a “Disinterested Trustee”). Ms. Mazza, a Trustee who is an “interested person” (as defined in the Investment Company Act) of the Trust (an “Interested Trustee”), serves as Chairman of the Board of Trustees of the Trust. The Trustees of the Trust have not designated a lead Disinterested Trustee. A Trustee may be elected either by the Trustees of the Trust or by the shareholders of the Trust. The number of Trustees of the Trust is fixed from time to time by the Trustees but may not be less than three. Each Trustee shall serve until he or she retires, resigns, is removed or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. At any meeting called for the purpose, a Trustee may be removed by vote of the holders of two-thirds of the outstanding shares of the Trust.

The Board of Trustees of the Trust has adopted a committee structure, which allows it to perform more effectively its oversight function for the Funds. The Board of Trustees currently has two committees: the Audit Committee and the Nominating Committee. Each of those committees is currently composed of all of the Disinterested Trustees of the Trust (currently, Ms. Cannella and Messrs. Calhoun, and Gersten), allowing all the Disinterested Trustees to participate in the full range of the Board of Trustees’ oversight duties. The committees report regularly to the Board of Trustees. See “Committees of the Boards of Trustees” below for more information.

In connection with its oversight of the Trust, the Board of Trustees also oversees the Trust’s management and risk management processes. With respect to management, executive officers of the Trust, including the President and Principal Executive Officer, Treasurer and Chief Financial Officer, Chief Legal Officer, and Chief Compliance Officer, are elected by the Board of Trustees in accordance with the Trust’s by-laws, provided that the Chief Compliance Officer must be approved by a majority of the Disinterested Trustees. Each of the President, the Treasurer and the Clerk shall hold office until he or she dies, resigns, is removed or becomes disqualified and each other officer of the Trust shall hold office at the pleasure of the Trustees. The Board of Trustees may remove any officer of the Trust at any time, with or without cause, provided that a majority of the Disinterested Trustees must approve the removal of the Chief Compliance Officer. In connection with administering its oversight function with respect to risk management, the Board receives regular reports from Schroders and from executive officers of the Trust, including but not limited to the President and Principal Executive Officer, Chief Compliance Officer, Treasurer and Chief Financial Officer, and Chief Legal Officer, on a variety of matters. These reports include specific information on risk oversight by the adviser, activities of Schroders’ risk committee, activities of the fair value committee, results of operational and compliance testing on the Funds, the performance of the Funds and their use of certain instruments, including restricted and illiquid securities, derivatives, and borrowings. The Trust has determined that its leadership and committee structure is appropriate for the Funds and the Trust in light of the size of the Trust and the Schroders fund complex, and reviews the effectiveness of its committee structure at least annually.

The names, addresses and ages of the Trustees and executive officers of the Trust, together with information as to their principal business occupations during the past five years, are set forth in the following tables.

Disinterested Trustees

The following table sets forth certain information concerning Disinterested Trustees.

Name, Age and Address of Disinterested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Outside of Schroders Fund Complex
Jay S. Calhoun*, 57 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee	Indefinite since 2010 (Schroder Capital Funds (Delaware), Schroder Series Trust and Schroder Global Series Trust)	Treasurer, Carnegie Mellon University. Formerly, Managing Partner, Rysamax Partners (marketing and business development support); Senior Vice President and Treasurer, New York Life Insurance Company.	12	None

Margaret M. Cannella*, 61 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee	Indefinite since 2010 (Schroder Capital Funds (Delaware), Schroder Series Trust and Schroder Global Series Trust)	Adjunct professor, Columbia Business School. Formerly, Managing Director, JP Morgan Securities Inc.; Head, Credit Research, JP Morgan Securities Inc.; and Head, Equity Research, JP Morgan Securities Inc.	12	Wilshire Mutual Funds, Inc. (15 funds) and Wilshire Variable Insurance Trust, Inc. (9 funds)

Mark D. Gersten*, 62 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee	Indefinite since 2012 (Schroder Capital Funds (Delaware), Schroder Series Trust and Schroder Global Series Trust)	Senior Vice President — Global Fund Administration, Mutual and Alternative Funds, AllianceBernstein L.P. (investment management).	12	Two Roads Share Trust (6 funds)

*   Also serves as a member of the Audit Committees for the Trust. Mr. Gersten is the Chairman of the Audit Committees.

** Schroder Series Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust are considered part of the same “Fund Complex” for these purposes.

Interested Trustee

The following table sets forth certain information concerning an Interested Trustee.

Name, Age and Address of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Outside of Schroders Fund Complex
Catherine A. Mazza*, 53 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee and Chairman	Indefinite since 2006 (Schroder Capital Funds (Delaware) and Schroder Series Trust) and since 2003 (Schroder Global Series Trust)	Trustee and Chairman of the Trust; Institutional Relationship Director, Schroders; Member of Board of Managers, SFA. Formerly, President and Chief Executive Officer, Schroder Capital Funds (Delaware) and Schroder Series Trust; Senior Vice President, Schroders.	12	None

* Ms. Mazza is an “interested person” (as defined in the 1940 Act) of the Trust. She is an “interested person” due to her status as an officer and employee of Schroders and its affiliates.

Experience, Qualifications, Attributes, and Skills of Trustees

Jay S. Calhoun.   Mr. Calhoun has extensive experience in investment finance and financial systems, as well as significant management experience.

Margaret M. Cannella.   Ms. Cannella has significant market analysis and research experience as well as extensive management experience.

Mark D. Gersten.  Mr. Gersten has extensive experience in the investment management industry as well as extensive management experience.

Catherine A. Mazza.  Ms. Mazza has significant prior executive experience and serves as the Institutional Relationship Director at Schroders.

Officers

The following table sets forth certain information concerning the Trust’s officers. The officers of the Trust are employees of the Trust’s adviser and certain of its affiliates.

Name, Age and Address of Officer	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Catherine A. Mazza, 53 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee and Chairman	Indefinite since 2006 (Schroder Capital Funds (Delaware) and Schroder Series Trust) and since 2003 (Schroder Global Series Trust)

Trustee and Chairman of the Trust; Institutional Relationship Director, Schroders; Member of Board of Managers, SFA. Formerly, President and Chief Executive Officer, Schroder Capital Funds (Delaware) and Schroder Series Trust; Senior Vice President, Schroders.

Mark A. Hemenetz, 56 875 Third Avenue, 22nd Fl. New York, NY 10022	President and Principal Executive Officer	Indefinite since May 2004	Chief Operating Officer - Americas, Schroders; Member of Board of Managers, SFA; President and Principal Executive Officer of the Trust.

Alan M. Mandel, 55 875 Third Avenue, 22nd Fl. New York, NY 10022	Treasurer and Principal Financial and Accounting Officer	Indefinite since 1998	Head of Fund Administration, Schroders; Member of Board of Managers, SFA; Treasurer and Principal Financial and Accounting Officer of the Trust.

Carin F. Muhlbaum, 50 875 Third Avenue, 22nd Fl. New York, NY 10022	Vice President	Indefinite Vice President since 1998	General Counsel, Schroders; Secretary and General Counsel, SFA; Vice President of the Trust; Formerly, Member of Board of Managers, SFA.

William Sauer, 49 875 Third Avenue, 22nd Fl. New York, NY 10022	Vice President	Indefinite Vice President since 2008	Head of Investor Services, Schroders; Vice President of the Trust. Formerly, Vice President, The Bank of New York.

Stephen M. DeTore, 61 875 Third Avenue, 22nd Fl. New York, NY 10022	Chief Compliance Officer	Indefinite since 2005	Chief Compliance Officer, Schroders; Chief Compliance Officer of the Trust; Member of Board of Managers, SFA.

Abby L. Ingber, 50 875 Third Avenue, 22nd Fl. New York, NY 10022	Chief Legal Officer and Secretary/Clerk	Indefinite Chief Legal Officer since 2006, Secretary/Clerk since 2007	Deputy General Counsel, Schroders; Chief Legal Officer and Secretary/Clerk of the Trust. Formerly, Senior Counsel, TIAA-CREF. Member of Board of Managers, SFA.

Angel Lanier, 51 875 Third Avenue, 22nd Fl. New York, NY 10022	Assistant Secretary	Indefinite since 2005	Legal Assistant, Schroders; Assistant Secretary/Clerk of the Trust; Assistant Secretary, SFA.

Certain Affiliations

The following table lists the positions held by the Trust’s officers and any Interested Trustees with affiliated persons or principal underwriters of the Trust:

Name	Positions Held with Affiliated Persons or Principal Underwriters of the Trust
Catherine A. Mazza	Trustee and Chairman of the Trust; Institutional Relationship Director, Schroders; Member of Board of Managers, SFA.
Mark A. Hemenetz	President and Principal Executive Officer of the Trust; Chief Operating Officer - Americas, Schroders; Member of Board of Managers, SFA.
Alan M. Mandel	Head of Fund Administration, Schroders; Member of Board of Managers, SFA; Treasurer & Principal Financial and Accounting Officer of the Trust.
Carin F. Muhlbaum	General Counsel, Schroders; Secretary and General Counsel, SFA; Vice President of the Trust.
William Sauer	Head of Investor Services, Schroders; Vice President of the Trust; Director, Schroder Venture Managers, Inc.
Stephen M. DeTore	Chief Compliance Officer, Schroders; Member of Board of Managers, SFA; Chief Compliance Officer of the Trust.
Abby L. Ingber	Deputy General Counsel, Schroders; Chief Legal Officer and Secretary/Clerk of the Trust; Member of Board of Managers, SFA.
Angel Lanier	Legal Assistant, Schroders; Assistant Secretary, SFA; Assistant Clerk/Secretary of the Trust.

Committees of the Board of Trustees

Audit Committee. The Board of Trustees has a separately-designated standing Audit Committee composed of all of the Disinterested Trustees of the Trust (currently, Ms. Cannella and Messrs. Calhoun, and Gersten).  The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Funds and, among other things, considers the selection of the independent registered public accounting firms for the Funds and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Funds, and considers other services provided by those accountants to the Funds and Schroders and their affiliates and the possible effect of those services on the independence of those accountants. The Audit Committee met three times during the fiscal year ended October 31, 2012.

Nominating Committee. All of the Disinterested Trustees (currently, Ms. Cannella and Messrs. Calhoun, and Gersten) of the Trust serve on a Nominating Committee responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created.  The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the nomination and the nominee meets the Committee’s criteria. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. The Nominating Committee met once during the fiscal year ended October 31, 2012.

Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in each Fund, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Schroder family of investment companies, as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
	Ranges:	Ranges:
	None	None
	$1-$10,000	$1-$10,000
	$10,001-$50,000	$10,001-$50,000
	$50,001-$100,000	$50,001-$100,000
	Over $100,000	Over $100,000
Disinterested Trustees
Jay S. Calhoun	None	$10,001-$50,000
Margaret M. Cannella	None	$10,001-$50,000
Mark D. Gersten	None	$10,001-$50,000
Interested Trustees
Catherine A. Mazza	None	Over $100,000

*For these purposes, the Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust are considered part of the same “Family of Investment Companies.”

For Disinterested Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2012:

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Jay S. Calhoun	N/A	N/A	N/A	N/A	N/A
Margaret M. Cannella	N/A	N/A	N/A	N/A	N/A
Mark D. Gersten	N/A	N/A	N/A	N/A	N/A

Trustees’ Compensation

Effective January 1, 2007, Trustees who are not employees of Schroders or its affiliates received an annual retainer of $25,000 for their services as Trustees of all open-end investment companies distributed by SFA, and $2,500 per meeting attended in person or $1,000 per meeting attended by telephone. The Chairman of the Audit Committee received an additional annual retainer from the Trust of $5,000, and each member of an Audit Committee receives a fee of $1,000 from the Trust for each Audit Committee meeting attended in person or by telephone. 50% of the Trustee fees is allocated equally among the Trust, Schroder Global Series Trust, and Schroder Capital Funds (Delaware) and the remaining 50% is allocated among the Trust, Schroder Global Series Trust, and Schroder Capital Funds (Delaware) based on their respective assets. If a meeting relates only to a single fund or group of funds, payments of such meeting fees are allocated only among those funds to which the meeting relates. Effective March 5, 2013, the annual retainer increased to $35,000, and the remaining fees remained the same.

The following table sets forth approximate information regarding compensation received by Trustees from the Fund Complex for the fiscal year ended October 31, 2012. (Interested Trustees who are employees of Schroders or its affiliates and officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of Schroders and its affiliates).

Name of Trustee	Aggregate Compensation from Schroder Series Trust	Total Compensation from Trust and Fund Complex Paid to Trustees*
Jay S. Calhoun	$21,806	$43,000
Margaret M. Cannella	$21,806	$43,000
Mark D. Gersten#	$11,208	$22,000

* The Total Compensation shown in this column for each Trustee includes compensation for services as a Trustee of the Trust. The Trust, Schroder Global Series Trust, and Schroder Capital Funds (Delaware) are considered part of the same “Fund Complex” for these purposes.

# Mr. Gersten began serving as a Trustee of the Trust on March 21, 2012.

The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust’s Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust’s bylaws provide that the conduct of a Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge, or other qualifications of the Trustee, or any determination that the Trustee is an “audit committee financial expert.”  The Trust’s bylaws provide that the Trust will indemnify its Trustees against liabilities and expenses incurred in connection with litigation or formal or informal investigations in which they may become involved because of their service as Trustees, except to the extent prohibited by the Trust’s Declaration of Trust.  The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

SCHRODERS AND ITS AFFILIATES

Schroders serves as the investment adviser for the Funds. Schroders is a wholly-owned subsidiary of Schroder U.S. Holdings Inc., which currently engages through its subsidiary firms in the asset management business.  Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927.  Schroder U.S. Holdings Inc. is a wholly-owned subsidiary of Schroder International Holdings, which is a wholly-owned subsidiary of Schroder Administration Limited, which is a wholly-owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England.  Schroders plc, through certain affiliates currently engaged in the asset management business, and as of September 30, 2012, had under management assets of approximately $327 billion.  Schroders’ address is 875 Third Avenue, 22nd Floor, New York, New York 10022.

STW, also a wholly owned subsidiary of Schroder U.S. Holdings Inc., serves as sub-adviser to the Funds.  STW’s address is 6185 Carpinteria Avenue, Carpinteria, California  93013.

SFA, the Trust’s principal underwriter, is a wholly-owned subsidiary of Schroders.  In consideration of SFA’s services, Schroders reimburses SFA for its costs and expenses in distributing the Funds’ shares and pays SFA an additional amount based on a percentage of the reimbursement (currently 5%).

PORTFOLIO MANAGERS

The portfolio managers primarily responsible for making investment decisions for the Funds at STW are: William H. Williams, Edward H. Jewett, Richard A. Rezek, Jr., Andrew B.J. Chorlton, Neil G. Sutherland, and Julio C. Bonilla.

Other Accounts Managed.  The following tables show information regarding other accounts managed by the portfolio managers of the Funds, as of October 31, 2012:

	Number of Accounts	Total Assets in Accounts	Number of Accounts where Advisory Fee is Based on Account Performance	Total Assets in Accounts where Advisory Fee is Based on Account Performance
Schroder Emerging Market Equity Fund
William H. Williams
Registered Investment Companies	2	$608,000,000	None	None
Other Pooled Investment Vehicles	9	$966,000,000	None	None
Other Accounts	86	$10,383,000,000	None	None

	Number of Accounts	Total Assets in Accounts	Number of Accounts where Advisory Fee is Based on Account Performance	Total Assets in Accounts where Advisory Fee is Based on Account Performance
Edward H. Jewett
Registered Investment Companies	2	$608,000,000	None	None
Other Pooled Investment Vehicles	9	$966,000,000	None	None
Other Accounts	86	$10,383,000,000	None	None
Richard A. Rezek, Jr.
Registered Investment Companies	2	$608,000,000	None	None
Other Pooled Investment Vehicles	9	$966,000,000	None	None
Other Accounts	86	$10,383,000,000	None	None
Andrew B.J. Chorlton
Registered Investment Companies	2	$608,000,000	None	None
Other Pooled Investment Vehicles	9	$966,000,000	None	None
Other Accounts	86	$10,383,000,000	None	None
Neil G. Sutherland
Registered Investment Companies	2	$608,000,000	None	None
Other Pooled Investment Vehicles	9	$966,000,000	None	None
Other Accounts	86	$10,383,000,000	None	None
Julio C. Bonilla
Registered Investment Companies	2	$608,000,000	None	None
Other Pooled Investment Vehicles	9	$966,000,000	None	None
Other Accounts	86	$10,383,000,000	None	None

Material Conflicts of Interest.  Whenever a portfolio manager of a Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts.  For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account.  In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to a Fund may be seen itself to constitute a conflict with the interest of the Fund.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by a Fund.  Securities selected for funds or accounts other than such Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.  See “Brokerage Allocation and Other Practices” for more information about this process.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest.  A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales.  Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.  Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures.  The Funds’ portfolio managers are compensated for their services to the Funds and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees.  Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure competitive salaries, and is paid in cash.  The portfolio managers’ base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities.

Each portfolio manager’s bonus is based in part on performance. Discretionary bonuses for portfolio managers may be comprised of an agreed contractual floor, a revenue component and/or a discretionary component.  Any discretionary bonus is determined by a number of factors.  At a macro level the total amount available to spend is a function of the bonus to pre-bonus profit ratio before tax and the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area.  This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients.  For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks, which may be internally-and/or externally-based, over one and/or three year periods, the level of funds under management and the level of performance fees generated, if any.  Performance is evaluated for each quarter, year and since inception of the relevant Fund.  The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance.

For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock. These employees may also receive part of the deferred award in the form of notional cash investments in a range of Schroder Funds.  These deferrals vest over a period of three years and are designed to ensure that the interests of the employees are aligned with those of the shareholders of Schroders.

Ownership of Securities.  As of the date of this SAI, the Fund has not yet commenced investment operations; therefore, no portfolio manager had a beneficial interest in the Fund’s shares as of such date.  William H. William beneficially owns over $1,000,000 of shares of each of the Predecessor Funds that are expected to be converted into shares of the Funds following the closing of the Fund Mergers.

MANAGEMENT CONTRACT

Management Contract.  Under the Management Contract between the Trust, on behalf of its Funds, and Schroders, Schroders, at its expense, provides each Fund with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and the Funds.  Schroders, at its expense, provides each Fund with management and administrative services necessary for the operation of the Fund, including preparation of shareholder reports and communications, regulatory compliance, such as reports to and filings with the SEC and state securities commissions, and general supervision of the operation of the Fund, including coordination of the services performed by the Fund’s administrator or sub-administrator, transfer agent, custodian, independent auditors, legal counsel and others.

Under the Management Contract, Schroders is required to continuously furnish each Fund with an investment program consistent with the investment objective and policies of the Fund, and to determine, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund’s assets shall be held uninvested, subject always to the provisions of the Trust’s Declaration of Trust and by-laws, and of the Investment Company Act, and to the Fund’s investment objective, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.

As compensation for services provided to the Funds pursuant to the Management Contract, Schroders is entitled to receive from the Trust a fee, computed and paid monthly, at the annual rate (based on each Fund’s average daily net assets) of 0.33%.

In order to limit the expenses of the Investor Shares of the Funds, the Funds’ adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements for Investor Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 0.46% of the Funds’ Investor Shares’ average daily net assets until November 29, 2014.  The expense limitations for the Funds may only be terminated during their term by the Board of Trustees.

Schroders makes available to the Trust, without additional expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law.  Schroders pays the compensation and expenses of officers and executive employees of the Trust.  Schroders also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work.  Schroders pays the Trust’s office rent.

Under the Management Contract, the Trust is responsible for all its other expenses, which may include clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations;

brokers’ commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; payments under any distribution plan; shareholder servicing payments; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroders; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of each Fund’s assets.  The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

The Management Contract provides that Schroders shall not be subject to any liability to the Trust or to any shareholder for any act or omission in connection with rendering services to that Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

The Management Contract may be terminated as to a Fund without penalty by vote of the Trustees, by the shareholders of that Fund, or by Schroders, on 60 days’ written notice.  The Management Contract also terminates without payment of any penalty in the event of its assignment.  In addition, the Management Contract may be amended only by a vote of the shareholders of the Fund and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees who are not “interested persons” of Schroders.  The Management Contract provides that it will continue in effect from year to year (after an initial two-year period) only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders of the relevant Fund, and, in either case, by a majority of the Trustees who are not “interested persons” of Schroders.  In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” (as defined above in “Investment Restrictions”).

Subadvisory Agreement.

The Board of Trustees of the Trust has approved an arrangement whereby Schroders has retained STW to serve as sub-adviser to the Funds.  In connection therewith, an Investment Subadvisory Agreement between Schroders, STW and the Trust on behalf of the Funds (the “Subadvisory Agreement”) was entered into on [ ].

Under the Subadvisory Agreement, subject to the oversight of the Trustees and the direction and control of Schroders, STW is required to provide on behalf of each Fund the portfolio management services required of Schroders under each Fund’s Management Contract.  Accordingly, STW will be required to regularly provide each Fund with investment research, advice, and supervision and furnish continuously investment programs consistent with the investment objectives and policies of the Fund, and determine, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund’s assets shall be held uninvested, subject always to the provisions of the Trust’s Declaration of Trust and By-laws, and of the Investment Company Act, and to the Fund’s investment objectives, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.

The Subadvisory Agreement provides that STW shall not be subject to any liability to the Trust or Schroders for any mistake of judgment or in any event whatsoever in connection with rendering service to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

The Subadvisory Agreement relating to the Fund may be terminated with respect to the Fund without penalty (i) by vote of the Trustees or by vote of a majority of the outstanding voting securities (as defined above) of the Fund on 60 days’ written notice to STW, (ii) by Schroders on 60 days’ written notice to STW or (iii) by STW on 60 days’ written notice to Schroders and the Trust.  The Subadvisory Agreement will also terminate without payment of any penalty in the event of its assignment.  The Subadvisory Agreement may be amended only by written agreement of all parties thereto and otherwise in accordance with the Investment Company Act.

Recent Fees Paid to STW. Prior to the closing of the Fund Mergers, STW served as investment adviser to the Predecessor Funds.  For the fiscal period from October 3, 2011 (the date the Predecessor Funds commenced operations) to July 31, 2012, STW Long Duration Investment-Grade Bond and STW Broad Tax-Aware Value Bond Funds incurred $125,024 and $217,844, respectively, in contractual advisory fees. For the same period, STW waived $125,024 in fees for STW Long Duration Investment-Grade Bond Fund and $211,025 in fees for STW Broad Tax-Aware Value Bond Fund. The total fees paid (after waivers) to STW during this period was $0 for STW Long Duration Investment-Grade Bond Fund and $6,819 for STW Broad Tax-Aware Value Bond Fund.

ADMINISTRATIVE SERVICES

The Trust, on behalf of the Funds, has entered into an administration and accounting agreement with SEI Investments Global Funds Services (“SEI”), under which SEI provides administrative services necessary for the operation of each Fund, including recordkeeping, preparation of shareholder communications, assistance with regulatory compliance (such as reports to and filings with the SEC and state securities commissions), preparation and filing of tax returns, preparation of the Trust’s periodic financial reports, and certain other fund accounting services. Under that agreement, as amended to the date hereof, the Trust pays fees to SEI, subject to certain minimums, based on the aggregate average daily net assets of the funds of the Trust, the funds of Schroder Capital Funds (Delaware) and Schroder Global Quality Fund, a series of Schroder Global Series Trust, according to the following annual rates: 0.0875% on the first $2 billion of such assets, 0.07% on the next $1 billion of such assets, 0.06% on the next $2 billion of such assets, and 0.05% on assets in excess of $5 billion. Each Fund pays its pro rata portion of such expenses.  The administration and accounting agreement is terminable with respect to the Funds without penalty at any time, upon six months prior written notice. The administration and accounting agreement is terminable by either party in the case of a material breach.

Recent Administrative Fees. Pursuant to an administration agreement between The Advisors’ Inner Circle Trust II, on behalf of the Predecessor Funds, and SEI, SEI also served as administrator to the Predecessor Funds prior to the closing of the Fund Mergers.  For the fiscal period from October 3, 2011 (the date the Predecessor Funds commenced operations) to July 31, 2012, each Predecessor Fund paid $94,968 in contractual administration fees.

DISTRIBUTOR; DISTRIBUTION PLAN

Pursuant to a Distribution Agreement with the Trust, SFA (the “Distributor”), 875 Third Avenue, 22nd Floor, New York, New York 10022, serves as the distributor for the Trust’s continually offered shares.  The Distributor pays all of its own expenses in performing its obligations under the Distribution Agreement.  The Distributor is not obligated to sell any specific amount of shares of any Fund.  Please see “Schroders and its Affiliates” for ownership information regarding the Distributor.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Selection of Brokers.  Schroders, in selecting brokers to effect transactions on behalf of the Funds, seeks to obtain the best execution available.

Allocation.  Schroders may deem the purchase or sale of a security to be in the best interests of a Fund as well as other clients of Schroders.  In such cases, Schroders may, but is under no obligation to, aggregate all such transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution.  Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

Brokerage and Research Services.  Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions.  Schroders may determine to pay a particular broker varying commissions according to such factors as the difficulty and size of the transaction.  Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges.  There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up.  In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

Schroders places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers.  In so doing, it uses its best efforts to obtain the best execution available.  In seeking the best price and execution, Schroders considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from several broker-dealers that execute portfolio transactions for the clients of such advisers.  Consistent with this practice, Schroders receives research, statistical, and quotation services from many broker-dealers with which it places the Funds’ portfolio transactions.  These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities.  Some of these services are of value to

Schroders and its affiliates in advising various of their clients (including the Trusts), although not all of these services are necessarily useful and of value in managing each of the Funds.  The investment advisory fee paid by each of the Funds is not reduced because Schroders and its affiliates receive such services.

Schroders may, on behalf of a client, pay a broker or dealer that provides “brokerage and research services” (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”)) to Schroders an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission that another broker or dealer would have charged for effecting that transaction, if Schroders determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or Schroders’ overall responsibilities to the client and to other client accounts over which Schroders exercises investment discretion.

Such research services include proprietary research created internally by a broker or by a third-party provider (and made available to Schroders by a broker) such as, for example, individual stock information and research, industry and sector analysis, trend analysis and forecasting, and discussions with individual stock analysts.  In addition, a broker may accumulate credits for Schroders’ account and use them to purchase brokerage and research services at Schroders’ discretion and based on Schroders’ determination of the relative benefits of the various services available for purchase.  These arrangements are commonly known as “commission sharing arrangements.” Accordingly, Schroders’ clients may be deemed to be paying for research and these other services with commission dollars (sometimes referred to as “soft” dollars).  Research furnished by brokers or dealers or pursuant to credits accumulated at brokers or dealers through commission sharing arrangements may be used in servicing any or all of the Schroders’ clients and may be used for client accounts other than those that pay commissions to the broker or dealer providing the research.  Schroders also may receive commission credits based on certain “riskless” principal securities transactions with brokerage firms.  With respect to certain products and services used for both research/brokerage and non-research/brokerage purposes, Schroders generally allocates the costs of such products and services between their research/brokerage and non-research/brokerage uses and in most cases will use commission dollars only to pay for research-related services. Some of these services may be of value to Schroders and their affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds.  The management fee paid by a Fund is not reduced because Schroders or its affiliates receive these services even though Schroders might otherwise be required to purchase some of these services for cash. Schroders’ authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

Schroders’ relationships with brokerage firms that provide research and other services to Schroders (including brokerage firms that participate in commission sharing arrangements) creates the appearance of a conflict of interest.  When Schroders uses client brokerage commissions to obtain research or other products or services, Schroders receives a benefit because it does not have to produce or pay for such research, products, or services.  As such, Schroders may have an incentive to select or recommend a broker-dealer based on Schroders’ interest in receiving the research or other products or services, rather than on Schroders’ clients’ interest in receiving most favorable execution. Client trades executed through these brokers or any other brokerage firm may not be at the lowest price otherwise available. Schroders maintains policies and procedures designed to address such conflicts and, as a policy, chooses brokers based on who will provide best execution.

Schroders maintains detailed information regarding the services and products it receives from brokers (including services and products received through commission sharing arrangements) and periodically evaluates the nature and quality of these services and products by means of a quarterly internal voting process during which the Schroders’ portfolio managers and research analysts rank brokers based on the nature and quality of the services and products they have provided.  Taking into account Schroders’ obligation to seek best execution, traders typically allocate orders and divide commissions based on such evaluations, as well as on their own quarterly review of broker-dealer capabilities.

Other Practices. Schroders and its affiliates also manage private investment companies (“hedge funds”) that are marketed to, among others, existing Schroders clients.  These hedge funds may invest in the same securities as those invested in by the Funds.  The hedge funds’ trading methodologies are generally different than those of the Funds and usually include short selling and the aggressive use of leverage.  At times, the hedge funds may be selling short securities held long in a Fund.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is determined daily as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading.

Securities for which market quotations are readily available are valued at current market value in accordance with the Trust’s valuation procedures. Securities for which current market quotations are not readily available, or for which Schroders believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, IPOs, or securities whose values may have been affected by a particular event), are valued at their fair values pursuant to procedures adopted by the Board of Trustees of the Trust, which are summarized below.  It is possible that fair value prices will be used by a Fund to a significant extent.  The value determined for an investment using the Funds’ fair value guidelines may differ from recent market prices for the investment.

Equity securities traded on a securities exchange for which last sales information is regularly reported are valued at the last reported sale price on the exchange that day or, in the absence of sales that day, at the mean between the closing bid and asked prices (the “mid-market price”) or, if none, the last sale price on the preceding trading day. (Where the securities are traded on more than one exchange, they are valued based on trading on the exchange where the security is principally traded.) Securities purchased in an initial public offering and that have not commenced trading in a secondary market are valued at cost. In the case of securities traded primarily on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), the NASDAQ Official Closing Price will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors.  If the NASDAQ Official Closing Price is not available, such securities will be valued as described above for exchange-traded securities.

Market quotations are not readily available for many bonds (excluding most U.S. Treasury securities), certain preferred stocks, tax-exempt securities and certain foreign securities.  Such securities are valued at fair value, generally on the basis of valuations furnished by pricing services, which determine valuations based on a variety of factors, including, for example, the mid-market price supplied by brokers or dealers or matrix pricing, a method of valuing securities by reference to the values of other securities with similar characteristics, such as rating, interest rate and/or maturity, or such other measures by Schroders or estimates of value as Schroders might consider appropriate in accordance with procedures adopted by the Board of Trustees.  Below investment grade debt instruments (“high yield debt”) and emerging markets debt instruments will generally be valued at prices furnished by pricing services typically based on the mid-market price supplied by brokers or dealers.  In the event that a price for such a debt security is not available on a pricing service, then a price for the securities will be sought from a dealer or dealers knowledgeable in the security, subject to the fair value determination procedures set forth in the Trust’s valuation procedures.  Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, unless Schroders has reason to believe another valuation is more appropriate.

Unlisted equity securities for which market quotations are readily available generally are valued at the most recently reported mid-market price.  Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price.  Options and futures not traded on a securities exchange or board of trade for which over-the-counter market quotations are readily available are valued at the most recently reported mid-market price.  Swaps, including total return swaps, credit default swaps, and interest rate swaps, are marked-to-market daily.  Such valuations are primarily sought from independent pricing services; if a swap valuation cannot be obtained from a pricing service, Schroders may value the swap based on a bid from the Fund’s swap counterparty or using such other source or methodology as it may consider appropriate.  Options on indices or ETF shares are valued at the mid-market price reported as of the close of the Chicago Board of Options Exchange.  If such prices are not available, unlisted securities and derivatives are valued by Schroders at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, interest rates, and currency exchange rates.

All other securities and other property are valued based on procedures adopted by the Board of Trustees of the Trust.

If a Fund’s assets are invested in one or more open-end investment management companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the value of the securities held directly by the Fund and the net asset values of the registered open-end investment management companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which these companies will use fair value pricing.

The values of foreign currencies, foreign securities, and of forward foreign currency contracts whose values are calculated in a foreign currency are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted.  Fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of the Fund’s shares even if there has not been any change in the values of such securities as quoted in such foreign currencies.

If any securities held by a Fund are restricted as to resale, Schroders will obtain a valuation based on the current bid for the restricted security from one or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security. If Schroders is unable to obtain a fair valuation for a restricted security from an independent dealer or other independent party, a fair value committee (comprised of officers of the Funds, portfolio managers of the applicable Fund named in the applicable Fund’s prospectus, and other responsible personnel of Schroders) shall determine the bid value of such security. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts’ reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Fund’s shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange. If events materially affecting the value of such securities occur during such period, then the fair value committee of the Trust may consider whether it is appropriate to value these securities at their fair value.

The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of such Fund. The underlying assets of each Fund will be segregated on the Trust’s books of account, and will be charged with the liabilities in respect of each Fund and with a share of the general liabilities of the Trust.

ARRANGEMENTS PERMITTING FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds have no arrangements with any person to permit frequent purchases and redemptions of the Funds’ shares.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds.  It does not address special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to the Funds.  You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local, and, where applicable, foreign tax consequences of investing in the Funds.

Taxation of the Funds.  Each Fund has elected and intends each year to qualify and be treated as a RIC under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the RIC.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income.  In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirements under Code section 7704(c)(2).  In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of meeting the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.  Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment.  In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including capital gain dividends, as defined below).

If a Fund were to fail to meet the income, diversification, or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary income.  Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below).  In addition, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain substantial distributions before requalifying as a RIC that is afforded special tax treatment.

If a Fund fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year (to the extent not treated as previously distributed for this purpose), the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts.  For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.  Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income.  Instead, potentially subject to certain limitations, the Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term.  If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses.  This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.  Further, because a Fund must apply post-2010 losses first against gains of the same character, the use of such losses may well result in larger distributions of short-term gains to shareholders (taxable to individual shareholders as ordinary income) than would have resulted under the regime applicable to pre-2011 losses.

See the Funds’ most recent annual shareholder reports for the Funds’ available capital loss carryovers as of the end of their most recently ended fiscal year.

Distributions.  For federal income tax purposes, distributions of investment income are generally taxed to shareholders as ordinary income.  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund has held or is deemed to have held for more than one year and that are properly reported by a Fund as capital gain dividends (“capital-gain dividends”) will be treated as long-term capital gains includible in a shareholder’s net capital gain and taxed to individuals at reduced rates.  Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of gains from the sale of investments that a Fund owned or is deemed to have owned for one year or less will be taxable as ordinary income.

Distributions of investments reported by the Funds as derived from “qualified dividend income” will be taxed in the hands of the individuals at the rates applicable to net capital gain, if certain holding period and other requirements are met at both the shareholder and the Fund level.  The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of the Funds will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Funds from domestic corporations for the taxable year, if certain holding period and other requirements are met at both the shareholder and the Fund level.  The Funds generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction.

Effective for taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules.  The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance.  For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares.  Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities if temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Return of capital distributions.  If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains.  Such realized income and gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

Transactions in Fund shares.  The sale, exchange or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain dividends received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will generally be disallowed if other shares of the same Fund are purchased, including by means of a dividend reinvestment, within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the redemption. sale, or exchange of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed, sold or exchanged.  See each Fund’s Prospectus for more information.

Shares purchased through tax-qualified plans.  Special tax rules apply to investments though defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment on their particular tax situation.

Foreign investments.  With respect to investment income and gains received by a Fund from sources within foreign countries, such income and gains may be subject to foreign taxes that are withheld at the source, thereby reducing the yield on those investments.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  The Funds do not expect to be eligible to elect to pass through such taxes to shareholders, and therefore do not expect that Fund shareholders will be entitled to claim a credit or deduction for such taxes.

Passive Foreign Investment Companies.  Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company.  This tax cannot be eliminated by making distributions to Fund shareholders.  However, a Fund may elect to avoid the imposition of that tax by electing to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.  A Fund may also make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year.  Such gains and losses are treated as ordinary income and loss.  The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation.  Making either of these elections may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.  Dividends paid by PFICs are not eligible to be treated as qualified dividend income. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. As noted earlier, dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Derivative transactions.  If a Fund engages in derivative transactions, including transactions in options, forward or futures contracts, straddles, swaps, or other similar transactions, including for hedging purposes, it will be subject to special tax rules (including notional principal contracts, constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gain into short-term capital gain, or convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Certain of a Fund’s investments in derivative instruments, and any of a Fund’s hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any).  If there are differences between a Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders.  If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.  If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

The tax treatment of certain contracts (including regulated futures contracts) entered into by a Fund and non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”).  Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character.  Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Securities Issued or Purchased at a Discount.  Some debt obligations (and all zero-coupon debt obligations) with a fixed maturity date of more than one year from the date of issuance will be treated as debt obligations that are issued originally at a discount.  Generally, the amount of the OID is treated as interest income and is included in a Fund’s income (and required to be distributed by a Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.  In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.”  Very generally, market discount is the excess of the stated redemption price of a debt obligation over the purchase price of such obligation (or in the case of an obligation issued with OID, its “revised issue price”).  Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security.  Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.  The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price).  A Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.  The rate at which OID or acquisition discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.  Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so.  A Fund may realize gains or losses from such liquidations.  In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain dividend than they would in the absence of such transactions.

Securities Issued or Purchased at a Premium.  Very generally, where a Fund purchases a bond at a price that exceeds the stated principal amount (i.e., a premium), the premium is amortizable over the remaining term of the bond.  In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable, the Fund reduces the current taxable income from the bond by the amortizable premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct, against stated interest from other bonds, any premium not previously deducted.  In the case of a tax-exempt bond, tax rules require such a Fund to reduce its tax basis by the amount of amortizable premium.

At-risk or Defaulted Securities.  Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Mortgage-Related Investments.  The Funds may hold, directly or indirectly, residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”).  Under IRS guidance issued in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events.  This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.  As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.  A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Tax-Exempt Shareholders. Under current law, a Fund generally serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by its tax-exempt shareholders.  Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs.  Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI.  Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.”  Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate.  It is unclear how applicable this IRS guidance remains in light of the December 2006 legislation. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund.  CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Backup withholding. A Fund is generally required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements.  Foreign investors in a Fund should consult their tax advisers in this regard.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax shelter reporting regulations.  Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file a disclosure statement on Form 8886 with the IRS.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders.  Distributions properly reported as capital gain dividends generally will not be subject to withholding of federal income tax.  Absent a specific statutory exemption, dividends (other than capital gain dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.  For distributions with respect to taxable years of a Fund beginning before January 1, 2014, a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders (a “short-term capital gain dividend”). Depending on the circumstances, a Fund is permitted to report such parts of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.  The exemption from withholding for interest-related dividends and short-term capital gain dividends will expire for distributions with respect to taxable years of the Funds beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to payment.  Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on capital gain dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the capital gain dividend the foreign shareholder received (as described below).

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of a Fund. On and after January 1, 2014, the “look-through” USRPI treatment described above for distributions by the Fund (which treatment applies only if the Fund is either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above) applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Shareholder Reporting of Foreign Financial Assets. Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 known as the “Foreign Account Tax Compliance Act” (“FATCA”) require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons.  Failure to provide this required information can result in a 30% withholding tax on certain payments of U.S. source income (“withholdable payments”); this withholding tax will be phased in beginning with certain withholdable payments made on January 1, 2014.  Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends or interest and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued preliminary guidance with respect to these rules; this guidance is potentially subject to material change. Pursuant to this guidance, distributions made by a Fund to a shareholder subject to the phase in noted above, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to foreign persons described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be withholdable payments subject to withholding.  Payments to shareholders will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications, waivers or other documentation as the Fund requires to comply with these rules, including, to the extent required, with regard to their direct and indirect owners.  In general, it is expected that a shareholder that is a U.S. person or non-U.S. individual will be able to avoid being withheld upon by timely providing a Fund with a valid IRS Form W-9 or W-8, respectively.  Subject to any applicable intergovernmental agreement, payments to a shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder (i)(a) enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect U.S. investors or accounts, or (b) qualifies for an exception from entering into such an agreement and (ii) provides a Fund with appropriate certifications or other documentation concerning its status.

A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, including current or future Treasury regulations or IRS guidance issued thereunder , in each case as modified by any applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA and improve international tax compliance.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation.  Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the Fund.

PRINCIPAL HOLDERS OF SECURITIES

To the knowledge of the Trust, as of [ ], Schroders owned all of the outstanding voting securities of the Funds.

To the knowledge of the Trust, as of [ ], the Trustees of the Trust and the officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.

CUSTODIAN

JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is the custodian of the assets of the Funds.  The custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments.  The custodian does not determine the investment policies of the Funds or decide which securities the Funds will buy or sell.

LINE OF CREDIT

The Funds entered into a Credit Agreement dated October 6, 2008, as amended September 23, 2009, October 6, 2010, October 29, 2010, September 30, 2011, and September 30, 2012, with JPMorgan Chase Bank, N.A., as administrative agent, for up to $25 million in a revolving line of credit (the “Line of Credit”).  Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes consistent with the investment objectives and fundamental investment restrictions of the borrower, or to finance the redemption of the shares of a shareholder of the borrowing Fund.  It is possible that a Fund may wish to borrow money under the Line of Credit but may not be able to do so.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169, is the Trust’s registrar, transfer agent, and dividend disbursing agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements that are included in the Predecessor Funds’ 2012 Annual Report to shareholders have been audited by Ernst & Young LLP and, together with the related reports of the independent registered public accounting firm, are incorporated by reference into this SAI.  The audited financial statements incorporated by reference into this SAI have been so incorporated in reliance upon the report of Ernst & Young LLP, given on their authority as experts in accounting and auditing.

CODE OF ETHICS

Schroders, SFA, the Trust’s distributor, and STW. have each adopted a Code of Ethics, and the Trust has adopted a combined Code of Ethics as amended from time to time, pursuant to the requirements of Rule 17j-1 of the Investment Company Act.  Subject to certain restrictions, these Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds.  The Codes of Ethics have been filed as exhibits to the Trust’s Registration Statement.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated authority and responsibility to vote any proxies relating to voting securities held by the Funds to Schroders, which intends to vote such proxies in accordance with its proxy voting policies and procedures.  A copy of Schroders’ proxy voting policies and procedures is attached as Appendix B to this SAI.  Information regarding how Schroders voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, through the Schroder Funds’ website at www.schroderfunds.com or by calling (800) 464-3108 and on the SEC website at http://www.sec.gov.

LEGAL COUNSEL

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.  However, the Trust’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees.  The Trust’s Declaration of Trust provides for indemnification out of the relevant Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of such Fund.  Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

APPENDIX A

HOLDERS OF OUTSTANDING SHARES

To the knowledge of the Trust, as of [ ], no person owned beneficially or of record 5% or more of the outstanding shares of any Fund, except as set forth below.

Investor Shares:

[     ]

A-1

APPENDIX B

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

POLICY RELATING TO IDENTIFYING AND ACTING UPON CONFLICTS

OF INTEREST IN CONNECTION WITH ITS PROXY VOTING OBLIGATIONS

This document sets forth Schroder Investment Management North America Inc.’s (“Schroders”) policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940.  Specifically, Rule 206(4)-6 requires that Schroders:

•                  Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and

•                  Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how Schroders voted proxies.

Rule 30b1-4 requires that the Schroder U.S. Mutual Funds (the “Funds”):

•                  Disclose their proxy voting policies and procedures in their registration statements and

•                  Annually, file with the SEC and make available to shareholders their actual proxy voting.

(a)                                 Proxy Voting General Principles

Schroders will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by Schroders (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner that is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

Proxy Committee

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy.  The Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders’ Global Corporate Governance Team (the “Team”) is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the U.S. small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, Schroders generally adheres to the Global Corporate Governance Policy (the “Policy”), as revised from time to time.  The Policy, which has been developed by Schroders’ Global Corporate Governance Team and approved by the Schroders Proxy Committee, sets forth Schroders’ positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

Schroders uses Institutional Shareholder Services, Inc. (“ISS”) to assist in voting proxies.  ISS provides proxy research, voting and vote-reporting services. ISS’s primary function with respect to Schroders is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Schroders may consider ISS’s and others’ recommendations on proxy issues, Schroders bears ultimate responsibility for proxy voting decisions.

Schroders may also consider the recommendations and research of other providers, including the National Association of Pension Funds’ Voting Issues Service.

B-1

Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of Schroders’ clients and the interests of Schroders and/or its employees. Schroders is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients’ best interests.

For example, conflicts of interest may arise when:

•                  Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with Schroders;

•                  A proponent of a proxy proposal has a client relationship with Schroders;

•                  A proponent of a proxy proposal has a business relationship with Schroders;

•                  Schroders has business relationships with participants in proxy contests, corporate directors or director candidates;

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If Schroders receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is “material” to any specific proposal included within the proxy. The Team will determine whether a proposal is material as follows:

•                  Routine Proxy Proposals: Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material.  For this purpose, “routine” proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

•                  Non-Routine Proxy Proposals: Proxy proposals that are “non-routine” will be presumed to involve a material conflict of interest, unless the Team determines that neither Schroders nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question.  For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, Schroders will address matters involving such conflicts of interest as follows:

A.                                    If a proposal is addressed by the Policy, Schroders will vote in accordance with such Policy;

B.                                    If Schroders believes it is in the best interests of clients to depart from the Policy, Schroders will be subject to the requirements of C or D below, as applicable;

C.                                    If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, Schroders may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against Schroders’ own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and

D.                                    If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders must take one of the following actions in voting such proxy:  (a) vote in accordance with ISS’ recommendation; (b) in exceptional cases, inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by Schroders; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer (the rationale of such vote will be memorialized in writing).  Where the director of a company is also a director of Schroders plc, Schroders will vote in accordance with ISS’ recommendation.

Record of Proxy Voting

The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

B-2

Schroders will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.

Additional Reports and Disclosures for the Schroder Funds

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information.  In addition to the records required to be maintained by Schroders, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1-4:

For each matter on which a fund is entitled to vote:

•                  Name of the issuer of the security;

•                  Exchange ticker symbol;

•                  CUSIP number, if available;

•                  Shareholder meeting date;

•                  Brief summary of the matter voted upon;

•                  Source of the proposal, i.e., issuer or shareholder;

•                  Whether the fund voted on the matter;

•                  How the fund voted; and

•                  Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds’ actual proxy voting record.  If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

July 30, 2003

B-3

APPENDIX C

LONG-TERM AND SHORT-TERM DEBT RATINGS

Moody’s Investors Service, Inc. (“Moody’s”)

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Aaa                          Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa                                Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A                                       Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa                         Obligations rated Baa are subject to moderate credit risk.  They are considered medium grade and as such may possess certain speculative characteristics.

Ba                                Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B                                       Obligations rated B are considered speculative and are subject to high credit risk.

Caa                         Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca                                Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C                                       Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Rating Refinements: Moody’s may apply numerical modifiers, “1”, “2”, and “3” in each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid range ranking; and a modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Debt Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Such obligations generally have an original maturity not exceeding thirteen months.  Moody’s employs the following four designations to indicate the relative repayment capacity of rated issuers:  “Prime-1”, “Prime-2”, “Prime-3”, and “Not Prime”.

Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations. Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.  Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term obligations. Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Standard & Poor’s Rating Services (“Standard & Poor’s”)

Long-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings are based, in varying degrees, on the following considerations: (i) likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (ii) nature of and provisions of the obligation; (iii) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

“AAA”         An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”                  An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”                           An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”         An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”                  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”                           An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”         An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC”                  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

“C”                           A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D”                           An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.

Standard & Poor’s description of its three highest short-term debt ratings:

A-1                            A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2                            A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3                            A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch Investors Service, Inc. (“Fitch”)

Long-Term Ratings

AAA: ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Default is a real possibility.

CC: Default of some kind appears probable.

C: Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D:  ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories.

Short-Term Ratings

Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch’s description of its three highest short-term debt ratings:

F1                                  Highest short-term credit quality.  Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2                                  Good short-term credit quality.  Good intrinsic capacity for timely payment of financial commitments.

F3                                  Fair short-term credit quality.  The intrinsic capacity for timely payment of financial commitments is adequate.

SST-STADDINFO

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article VIII of the Registrant’s Agreement and Declaration of Trust provides as follows:

SECTION 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or (b) to be liable to the Trust or it’s Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees’ then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery, from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust of its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s Office.

SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators, and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Article 12 of the Registrant’s Amended Bylaws provides as follows:

12.1 EFFECT OF AUDIT COMMITTEE FINANCIAL EXPERT DESIGNATION. The conduct of a Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a Trustee is an “audit committee financial expert” nor the knowledge, experience or other qualifications underlying such a determination shall result in that Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification. Any determination of whether a Trustee has complied with any applicable standard of care, including without limitation any standard of care set out in any constituent document of the Trust, and any determination of whether a Trustee shall be entitled to indemnification pursuant to any provision of the Declaration of Trust or these Bylaws, shall be made in light of and based upon the provisions of this paragraph, and any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal.

12.2. MANDATORY INDEMNIFICATION OF TRUSTEES. The Trust shall to the fullest extent legally permissible indemnify each person who is or was a Trustee against all liabilities, costs and expenses reasonably incurred by such person in connection with or resulting from any action, suit or proceeding, whether civil, criminal, administrative or investigative, brought by any governmental or self-regulatory authority, including without limitation any formal or informal investigation into possible violations of law or regulation initiated by any governmental body or self-regulatory authority, in which such person may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while in office or thereafter, by reason of he or she having been a Trustee, or by reason of any action taken or not taken in such capacity, except to the extent prohibited by the Declaration of Trust. Any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal or any proceeding related to any period prior to such amendment or removal.

Reference is made to the Trust’s Distribution Agreement which contains provisions for the indemnification by Schroder Fund Advisors LLC of the Registrant and Trustees and officers of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees and officers of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) Agreement and Declaration of Trust (see Note 1).

2

(2) Third Amended Bylaws of the Registrant (see Note 12).

(3) Not applicable.

(4) Agreement and Plan of Reorganization.  Filed herewith.

(5)

(i) Portions of Agreement and Declaration of Trust Relating to Shareholders’ Rights (see Note 1).

(ii) Portions of Bylaws Relating to Shareholders’ Rights (see Note 1).

(6)

(i)  Management Contract between the Trust, on behalf of Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund, Schroder Fixed Income Fund (now known as Schroder Total Return Fixed Income Fund), and Schroder Investment Management North America Inc. (“Schroders”) dated as of December 9, 2003 (see Note 12).

(ii)  Form of Amendment to the Management Contract between the Trust, on behalf of Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder U.S. Core Fixed Income Fund (now known as Schroder Total Return Fixed Income Fund), and Schroders (see Note 11).

(iii) Management Contract between the Trust, on behalf of Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund, Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund, and Schroders (see Note 16).

(iv) Investment Subadvisory Agreement between the Trust, on behalf of Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund, and Schroder Strategic Bond Fund, Schroders, and Schroder Investment Management North America Limited (“SIMNA Ltd.”) (see Note 17).

(v) Investment Subadvisory Agreement between the Trust, on behalf of Schroder International Diversified Value Fund (now known as Schroder International Multi-Cap Value Fund), Schroders, and SIMNA Ltd. (see Note 20).

(vi)  Management Contract between the Trust, on behalf of Schroder Absolute Return EMD and Currency Fund, and Schroders (see Note 28).

(vii) Investment Subadvisory Agreement between the Trust, relating to Schroder Absolute Return EMD and Currency Fund, Schroders and SIMNA Ltd.  (see Note 28).

(viii) Amendment to Investment Subadvisory Agreements between the Trust, Schroders, and SIMNA Ltd. relating to Schroder Emerging Market Equity Fund, Schroder International Multi-Cap Value Fund, and Schroder Absolute Return EMD and Currency Fund (see Note 31).

(ix) First Amended and Restated Management Contract between the Trust, on behalf of Schroder International Multi-Cap Value Fund, and Schroders (see Note 31).

(7) Distribution Agreement dated September 15, 1999 (see Note 3).

(8) Not applicable.

(9)

(i) Global Custody Agreement between the Trust and The Chase Manhattan Bank dated as of December 9, 2003 (“Global Custody Agreement”) (see Note 5).

(ii) Amendment to Custody Agreement between the Trust and JPMorgan Chase Bank, NA (formerly, The Chase Manhattan Bank) dated October 26, 2005 (see Note 15).

3

(iii) Seventh Amended and Restated Exhibit B to Global Custody Agreement between the Trust and JP Morgan Chase Bank, NA (see Note 28).

(10)

(i) Distribution Plan and Agreement for Advisor Shares (see Note 8).

(ii) Distribution Plan and Agreement for Advisor Shares of Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund, and Schroder Total Return Fixed Income Fund (formerly, Schroder U.S. Core Fixed Income Fund and Schroder Fixed Income Fund) (see Note 16).

(iii) Form of Distribution Plan and Agreement for Advisor Shares of Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund, Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund (see Note 16).

(iv) Form of Distribution Plan and Agreement for Advisor Shares of Schroder International Diversified Value Fund (now known as Schroder International Multi-Cap Value Fund) (see Note 20).

(v) Distribution Plan for Advisor Shares of Schroder Absolute Return EMD and Currency Fund (see Note 28).

(11) Opinion of Ropes & Gray LLP.  Filed herewith.

(12) Opinion of Ropes & Gray LLP as to tax matters, to be filed by post-effective amendment.

(13)

(i) Transfer Agent and Service Agreement (see Note 1).

(ii) Form of Delegation Amendment to Transfer Agent and Service Agreement dated as of July 24, 2002 (see Note 6).

(iii) Amendment to Transfer Agent and Service Agreement, dated December 31, 2003 (see Note 12).

(iv) Form of Letter to State Street Bank and Trust, as Transfer Agent, relating to Schroder Total Return Fixed Income Fund (formerly, Schroder U.S. Core Fixed Income Fund and Schroder Fixed Income Fund) (see Note 11).

(v) Amendment to Transfer Agent and Service Agreement between State Street Bank and Trust Company and the Trust dated September 1, 2006 (see Note 21).

(vi) Form of Letter to State Street Bank and Trust, as Transfer Agent, relating to Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund, Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund (see Note 15).

(vii) Letter to State Street Bank and Trust, as Transfer Agent, relating to Schroder International Diversified Value Fund (now known as Schroder International Multi-Cap Value Fund) (see Note 20).

(viii) Amended and Restated Exhibit A to Transfer Agency Agreement between the Trust and State Street Bank and Trust Company dated July 22, 2008 (see Note 24).

(ix) Amendment to Transfer Agency Agreement between the Trust and State Street Bank and Trust Company dated September 1, 2009 (see Note 25).

(x) Amendment to Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Trust dated September 20, 2011 (see Note 28).

(xi) Administration and Accounting Agreement among the Trust and SEI Investments Global Fund Services (“SEI”) dated as of October 8, 2001 (“SEI Administration Agreement”) (see Note 5).

4

(xii)  Amendment No. 1 to the SEI Administration Agreement (see Note 12).

(xiii) Form of Amendment No. 2 to the SEI Administration Agreement (see Note 10).

(xiv) Form of Amendment No. 4 to the SEI Administration Agreement (see Note 16).

(xv) Amendment No. 5 to the SEI Administration Agreement (see Note 20).

(xvi) Amendment No. 6 to the SEI Administration Agreement (see Note 22).

(xvii) Amendment No. 7 to the Administration and Accounting Agreement among the Trust and SEI dated June 1, 2008 (see Note 24).

(xviii) Amendment No. 8 to the Administration and Accounting Agreement among the Trust and SEI dated November 1, 2010 (see Note 27).

(xix) Amendment No. 9 to the Administration and Accounting Agreement between the Trust and SEI (see Note 28).

(xx) Fee Waiver and Expense Limitation Agreement between Schroders and the Trust relating to Schroder Absolute Return EMD and Currency Fund, Schroder Emerging Market Equity Fund, Schroder International Multi-Cap Value Fund, Schroder Total Return Fixed Income Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund, effective March 1, 2013 through February 28, 2014 (see Note 31).

(xxi) Form of Credit Agreement between the Trust and JPMorgan Chase Bank, N.A. dated as of October 6, 2008 (see Note 24).

(xxii) Amendment No. 1 to Credit Agreement between the Trust and JPMorgan Chase Bank, N.A. dated as of September 23, 2009 (see Note 26).

(xxiii) Amendment No. 2 to Credit Agreement between the Trust and JPMorgan Chase Bank, N.A. dated as of October 29, 2010 (see Note 27).

(xxiv) Amendment No. 3 to Credit Agreement between the Trust and JPMorgan Chase Bank, N.A. effective as of October 4, 2010 (see Note 27).

(xxv) Amendment No. 4 to Credit Agreement between the Trust and JPMorgan Chase Bank, N.A. relating to Schroder Absolute Return EMD and Currency Fund (see Note 28).

(xxvi) Form of Amendment No. 5 to Credit Agreement between the Trust and JPMorgan Chase Bank, N.A. (see Note 31).

(14) Consent of Ernst & Young LLP. Filed herewith.

(15) Not applicable.

(16) Power of Attorney for Jay S. Calhoun, Margaret M. Cannella, Mark D. Gersten, and Catherine A. Mazza.  Filed herewith.

Notes:

1.	Exhibit incorporated by reference to Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 25, 1999, accession number 0000950135-97-000990.

2.	Exhibit incorporated by reference to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on April 14, 1997, accession number 0000950135-97-012780.

5

3.	Exhibit incorporated by reference to Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 29, 2000, accession number 0000912057-009075.

4.	Exhibit incorporated by reference to Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 28, 2001, accession number 0000912057-01-006924.

5.	Exhibit incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on January 29, 2002, accession number 0000950136-02-000240.

6.	Exhibit incorporated by reference to Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 28, 2003, accession number 0000950136-03-000458.

7.	Exhibit incorporated by reference to Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on October 17, 2003, accession number 0000950136-03-002563.

8.	Exhibit incorporated by reference to Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on December 31, 2003, accession number 0000950136-03-003240.

9.	Exhibit incorporated by reference to Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 27, 2004, accession number 0000950136-04-000603.

10.	Exhibit incorporated by reference to Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on October 13, 2004, accession number 0000950136-04-003374.

11.	Exhibit incorporated by reference to Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on October 29, 2004, accession number 0000950136-04-003635.

12.	Exhibit incorporated by reference to Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on December 22, 2004, accession number 0000950136-04-004510.

13.	Exhibit incorporated by reference to Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 25, 2005, accession number 0000950136-05-001049.

14.	Exhibit incorporated by reference to Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on April 20, 2005, accession number 0000950136-05-002183.

15.	Exhibit incorporated by reference to Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on January 11, 2006, accession number 0000950136-06-000150.

16.	Exhibit incorporated by reference to Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 28, 2006, accession number 0000950136-06-001487.

17.	Exhibit incorporated by reference to Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on March 30, 2006, accession number 0000950136-06-002515.

18.	Exhibit incorporated by reference to Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on July 21, 2006, accession number 0000950136-06-005905.

19.	Exhibit incorporated by reference to Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on August 29, 2006, accession number 0000950136-06-007132.

20.	Exhibit incorporated by reference to Post-Effective Amendment No. 34 to the Trust’s Registration Statement

6

on Form N-1A filed via EDGAR on August 29, 2006, accession number 0000950136-06-007357.

21.	Exhibit incorporated by reference to Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 28, 2007, accession number 0000950136-07-001245.

22.	Exhibit incorporated by reference to Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on December 19, 2007, accession number 0000950136-07-008455.

23.	Exhibit incorporated by reference to Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 29, 2008, accession number 0000950136-08-001035.

24.	Exhibit incorporated by reference to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 27, 2009, accession number 0000950123-09-003702.

25.	Exhibit incorporated by reference to Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on December 31, 2009, accession number 0000950123-09-074524.

26.	Exhibit incorporated by reference to Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 26, 2010, accession number 0000950123-10-018401.

27.	Exhibit incorporated by reference to Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 28, 2011, accession number 0001104659-11-011014.

28.	Exhibit incorporated by reference to Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on December 14, 2011, accession number 0001104659-11-069453.

30.	Exhibit incorporated by reference to Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 29, 2012, accession number 0001104659-12-014531.

31.	Exhibit incorporated by reference to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A filed via EDGAR on February 28, 2013, accession number 0001104659-13-016041.

ITEM 17. UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

NOTICE

A copy of the Agreement and Declaration of Trust of Schroder Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

7

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of New York and the State of New York, on this 20th day of March, 2013.

SCHRODER SERIES TRUST

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on March 20, 2013.

Principal Executive Officer

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

Principal Financial and Accounting Officer

By:	/s/ Alan M. Mandel
	Name:	Alan M. Mandel
	Title:	Treasurer & Principal Financial and Accounting Officer

*Margaret M. Cannella, Trustee

*Jay S. Calhoun, Trustee

*Mark D. Gersten, Trustee

*Catherine A. Mazza, Trustee

By:	/s/ Alan M. Mandel
Alan M. Mandel, Attorney-in-Fact*

*     Pursuant to a power of attorney filed herewith as an exhibit to this Registration Statement.

8

EXHIBIT INDEX

Exhibit	Item

(4)	Agreement and Plan of Reorganization.

(11)	Opinion of Ropes & Gray LLP.

(14)	Consent of Ernst & Young LLP.

(16)	Power of Attorney for Jay S. Calhoun, Margaret M. Cannella, Mark D. Gersten, and Catherine A. Mazza.

9